AXP(SM)
                                                                     High Yield
                                                                Tax-Exempt Fund
                                                         2000 SEMIANNUAL REPORT

American
  Express(R)
 Funds

(icon of) padlock

AXP High Yield Tax-Exempt Fund seeks to provide high yield generally exempt from federal income taxes.

                                                                      AMERICAN
                                                                        EXPRESS
                                                                      (R)

More Yield,  Less Taxes

Most of the time, making money means paying taxes. But investors still can enjoy income that generally is free from federal taxes by taking advantage of tax-exempt bonds. AXP High Yield Tax-Exempt Fund strives to provide the maximum amount of tax-free income by focusing on municipal bonds that pay above-average interest. However, certain income may be subject to state or local or the alternative minimum tax. To reduce the investment risk, the Fund holds a large, widely diversified portfolio of bonds providing protection to shareholders seeking to avoid the impact of default by an individual bond. The result may be a superior after-tax return for investors in higher tax brackets.




CONTENTS
From the Chairman.........................3
From the Portfolio Manager................3
Fund Facts................................5
The 10 Largest Holdings...................6
Financial Statements (Fund)...............7
Notes to Financial Statements (Fund).....10
Financial Statements (Portfolio).........16
Notes to Financial Statements (Portfolio)19
Investments in Securities................22

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Kurt Larson
Kurt Larson
Portfolio Manager

From the Portfolio Manager
AXP High Yield Tax-Exempt Fund's interest income was virtually unchanged during the past six months, but an upturn in interest rates led to a decline in its net asset value. For the first half of the fiscal year -- December 1999 through May 2000 -- the Fund's Class A shares generated a total return of 0.44% (excluding the sales charge).

Although there were few clear indications of an impending rise in the inflation rate, concern about that possibility dominated the investment environment for most of the period. That concern evidently was shared by the Federal Reserve (the Fed), which raised short-term interest rates three times in an effort to cool down a red-hot economy and relieve potential upward pressure on inflation.

RATES UP, PRICES DOWN
The result for most sectors of the bond market, including municipal bonds, was an overall rise in interest rates and a concurrent decline in prices. (Rising rates depress bond prices, while falling rates inflate them.) For the Fund, it meant an erosion in its net asset value over the six months.

To mitigate the trend, I kept a shorter-than-average duration in the portfolio. (Duration, a function of the average maturity of the bond holdings, influences how price-sensitive the fund is to interest-rate changes. Generally, the longer the maturity, the greater the sensitivity.) While that couldn't avoid the effect of the rate rise, it did cushion the Fund's value somewhat.

Looking at other factors affecting the municipal market, the supply of new bonds declined from the level of recent years. However, that positive trend was counteracted by relatively weak demand on the part of institutional and individual investors in municipal bond mutual funds. All in all, those factors essentially canceled themselves out.

As has been the case for some time, I kept a portion (about 23%) of the portfolio invested in low-grade bonds, whose higher interest income helped shore up the Fund's yield. Nearly all the rest of the investments were in investment-grade, or higher-quality, issues.

Heading into the second half of the fiscal year, we have seen some early indications that the economy may be beginning to slow down slightly as a result of the Federal Reserve's interest-rate increases. However, I think it's likely that economic growth will remain robust enough to prompt the Fed to push rates somewhat higher over the summer. Given that outlook, I expect to stay with a conservative investment approach that focuses primarily on maintaining a healthy level of interest income in the Fund.


Kurt Larson

Fund Facts

 Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2000                                                                      $4.23
Nov. 30, 1999                                                                     $4.34
Decrease                                                                          $0.11

Distributions -- Dec. 1, 1999 - May 31, 2000
From income                                                                       $0.13
From capital gains                                                                $ --
Total distributions                                                               $0.13
Total return*                                                                     +0.44%**

 Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2000                                                                      $4.23
Nov. 30, 1999                                                                     $4.34
Decrease                                                                          $0.11

Distributions -- Dec. 1, 1999 - May 31, 2000
From income                                                                       $0.11
From capital gains                                                                $ --
Total distributions                                                               $0.11
Total return*                                                                     +0.06%**

 Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2000                                                                      $4.24
Nov. 30, 1999                                                                     $4.35
Decrease                                                                          $0.11

Distributions-- Dec. 1, 1999 - May 31, 2000
From income                                                                       $0.13
From capital gains                                                                $ --
Total distributions                                                               $0.13
Total return*                                                                     +0.49%**
 *Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings

                                                 Percent                      Value
                                             (of net assets)          (as of May 31, 2000)
New Hampshire Industrial Development Authority
Pollution Control Revenue Bonds State Public Service
Series 1991B
 7.50% 2021                                         1.07%                 $52,322,661
Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1991A
 5.75% 2019                                         1.00                   49,007,751
Northern California Power Agency Geothermal 3
Revenue Bonds
 5.00% 2009                                          .99                   48,736,459
Utah Intermountain Power Agency Power Supply
Refunding Revenue Bonds Series 1996C
 5.70% 2017                                          .91                   44,899,679
Texas  Alliance Airport Authority Special Facility
Revenue Bonds American Airlines Series 1990 A.M.T.
 7.50% 2029                                          .77                   37,873,111
Midland County  Michigan  Economic  Development
Corporation Pollution Control Limited Obligation
Refunding Revenue Bonds Midland Cogeneration
Series 1990 A.M.T.
 9.50% 2009                                          .73                   35,976,160
Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1989A
 5.50% 2011                                          .72                   35,321,454
Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1989A
 7.50% 2010                                          .67                   32,783,343
San Jose California Redevelopment Agency Merged Area
Tax Allocation Bonds Series 1993 Inverse Floater
 6.42% 2014                                          .64                   31,457,999
Sabine River  Authority  Collateralized  Pollution
Control  Revenue Bonds Texas Utilities Electric
Series 1990A A.M.T.
 8.13% 2020                                          .63                   31,154,835

Note:  Investment income from certain  securities may
be subject to the  Alternative  Minimum Tax (A.M.T.).  For further  detail about
these  holdings,   please  refer  to  the  section   entitled   "Investments  in
Securities."

(icon of) piechart

The 10 holdings listed here  make up 8.13% of net assets

Financial Statements

Statement of assets and liabilities
AXP High Yield Tax-Exempt Fund, Inc.

May 31, 2000 (Unaudited)

 Assets
Investments in Tax-Free High Yield Portfolio (Note 1)                                 $4,908,368,405
                                                                                      --------------

 Liabilities
Dividends payable to shareholders                                                          5,691,393
Accrued distribution fee                                                                      39,059
Accrued service fee                                                                               13
Accrued transfer agency fee                                                                    6,795
Accrued administrative services fee                                                            4,160
Other accrued expenses                                                                       120,312
                                                                                             -------
Total liabilities                                                                          5,861,732
                                                                                           ---------
Net assets applicable to outstanding capital stock                                    $4,902,506,673
                                                                                      ==============

 Represented by
Capital stock-- $.01 par value (Note 1)                                               $   11,599,614
Additional paid-in capital                                                             4,959,437,068
Undistributed net investment income                                                        2,696,364
Accumulated net realized gain (loss) (Note 4)                                           (127,832,926)
Unrealized appreciation (depreciation) on investments                                     56,606,553
                                                                                          ----------
Total -- representing net assets applicable to outstanding capital stock              $4,902,506,673
                                                                                      ==============
Net assets applicable to outstanding shares:            Class A                       $4,619,761,492
                                                        Class B                       $  278,163,815
                                                        Class Y                       $    4,581,366
Net asset value per share of outstanding capital stock: Class A shares  1,093,060,812 $         4.23
                                                        Class B shares     65,820,604 $         4.23
                                                        Class Y shares      1,080,013 $         4.24

See accompanying notes to financial statements.

Statement of operations

AXP High Yield Tax-Exempt Fund, Inc.
Six months ended May 31, 2000 (Unaudited)

 Investment income
Income:
Interest                                                                  $ 176,332,391
                                                                          -------------
Expenses (Note 2):
Expenses allocated from Tax-Free High Yield Portfolio                        11,616,146
Distribution fee
   Class A                                                                    6,029,592
   Class B                                                                    1,454,204
Transfer agency fee                                                           1,171,028
Incremental transfer agency fee
   Class A                                                                      123,213
   Class B                                                                       15,925
Service fee-- Class Y                                                             1,663
Administrative services fees and expenses                                       796,709
Compensation of board members                                                     6,241
Printing and postage                                                            215,584
Registration fees                                                                   533
Audit fees                                                                        6,063
Other                                                                            34,303
                                                                                 ------
Total expenses                                                               21,471,204
   Earnings credits on cash balances (Note 2)                                  (210,967)
                                                                               --------
Total net expenses                                                           21,260,237
                                                                             ----------
Investment income (loss) -- net                                             155,072,154
                                                                            -----------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                                     25,480,646
   Financial futures contracts                                               (4,027,050)
                                                                             ----------
Net realized gain (loss) on investments                                      21,453,596
Net change in unrealized appreciation (depreciation) on investments        (161,873,194)
                                                                           ------------
Net gain (loss) on investments                                             (140,419,598)
                                                                           ------------
Net increase (decrease) in net assets resulting from operations           $  14,652,556
                                                                          =============

See accompanying notes to financial statements.

Statements of changes in net assets
AXP High Yield Tax-Exempt Fund, Inc.

                                                         May 31, 2000     Nov. 30, 1999
                                                       Six months ended    Year ended
                                                         (Unaudited)

 Operations and distributions
Investment income (loss) -- net                      $    155,072,154  $    331,525,161
Net realized gain (loss) on investments                    21,453,596       (34,287,415)
Net change in unrealized
appreciation (depreciation) on investments               (161,873,194)     (400,328,060)
                                                         ------------      ------------
Net  increase  (decrease)  in net  assets
resulting  from  operations                                14,652,556      (103,090,314)
                                                           ----------      ------------
Distributions to shareholders from:
   Net investment income
      Class A                                            (144,874,862)     (316,514,834)
      Class B                                              (7,630,340)      (15,198,150)
      Class Y                                                (104,497)         (146,846)
   Net realized gain
      Class A                                                 (81,015)               --
      Class B                                                  (4,954)               --
      Class Y                                                      (3)               --
                                                                   --
Total distributions                                      (152,695,671)     (331,859,830)
                                                         ------------      ------------

 Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                975,944,706     2,427,018,443
   Class B shares                                          28,656,630       117,997,999
   Class Y shares                                           9,968,132        32,471,874
Reinvestment of distributions at net asset value
   Class A shares                                          98,658,194       216,707,335
   Class B shares                                           5,927,351        12,147,187
   Class Y shares                                               6,052             8,234
Payments for redemptions
   Class A shares                                      (1,435,294,110)   (2,844,128,938)
   Class B shares (Note 2)                                (59,124,103)      (65,500,854)
   Class Y shares                                         (11,133,428)      (34,066,205)
                                                          -----------       -----------
Increase (decrease) in net assets from
capital share transactions                               (386,390,576)     (137,344,925)
                                                         ============      ============

Total increase (decrease) in net assets                  (524,433,691)     (572,295,069)
Net assets at beginning of period                       5,426,940,364     5,999,235,433
                                                        =============     =============

Net assets at end of period                            $4,902,506,673    $5,426,940,364
                                                       ==============    ==============
Undistributed net investment income                    $    2,696,364    $      233,909
                                                       ==============    ==============

See accompanying notes to financial statements.

Notes to Financial Statements

AXP High Yield Tax-Exempt Fund, Inc.
(Unaudited as to May 31, 2000)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class C shares which may be subject to a CDSC will be offered effective June 26, 2000.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Tax-Free High Yield Portfolio
The Fund invests all of its assets in Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium- and lower-quality tax-exempt bonds and other debt obligations.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of May 31, 2000 was 99.98%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50

o  Class B $20.50

o  Class Y $17.50

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $2,484,283 for Class A and $397,956 for Class B for the six months ended May 31, 2000.

During the six months ended May 31, 2000, the Fund's transfer agency fees were reduced by $210,967 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                               Six months ended May 31, 2000
                                         Class A             Class B           Class Y
Sold                                  228,566,324          6,696,590        2,349,499
Issued for reinvested distributions    23,109,555          1,389,065            1,414
Redeemed                             (335,654,915)       (13,828,026)      (2,600,524)
                                     ------------        -----------       ----------
Net increase (decrease)               (83,979,036)        (5,742,371)        (249,611)

                                               Year ended Nov. 30, 1999
                                       Class A             Class B            Class Y
Sold                                  534,033,995         25,822,169        7,179,293
Issued for reinvested distributions    47,780,178          2,682,823            1,838
Redeemed                             (626,523,698)       (14,523,453)      (7,443,522)
                                     ------------        -----------       ----------
Net increase (decrease)               (44,709,525)        13,981,539         (262,391)


4. CAPITAL LOSS CARRYOVER
For federal income tax purposes, the Fund has a capital loss carryover of $110,883,075 as of Nov. 30, 1999, that will expire in 2002 through 2007 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2000.

6. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.


Fiscal period ended Nov. 30,

Per share income and capital changesa

                                                                    Class A

                                                  2000b     1999      1998       1997       1996

Net asset value, beginning of period             $4.34     $4.68      $4.64      $4.56      $4.66

Income from investment operations:

Net investment income (loss)                       .13       .26        .26        .27        .27

Net gains (losses)
(both realized and unrealized)                    (.11)     (.34)       .04        .08       (.10)

Total from investment operations                   .02      (.08)       .30        .35        .17

Less distributions:

Dividends from net investment income              (.13)     (.26)      (.26)      (.27)      (.27)

Net asset value, end of period                   $4.23     $4.34      $4.68      $4.64      $4.56


Ratios/supplemental data

Net assets, end of period (in millions          $4,620    $5,110     $5,722     $5,785     $6,001

Ratio of expenses to average daily net assetsc    .79%e     .74%       .70%       .70%       .70%

Ratio of net investment income (loss)
to average daily net assets                      6.09%e    5.73%      5.56%      5.85%      6.02%

Portfolio turnover rate
(excluding short-term securities)                   5%       16%        14%         4%         9%

Total returnd                                     .44%    (1.86%)     6.67%      7.86%      4.02%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended May 31, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Total return does not reflect payment of a sales charge.
e Adjusted to an annual basis.

Fiscal period ended Nov. 30,

Per share income and capital changesa

                                                        Class B                             Class Y

                                             2000b  1999  1998   1997  1996     2000b  1999  1998   1997  1996

Net asset value,
beginning of period                          $4.34 $4.68 $4.64  $4.56 $4.66     $4.35  $4.68 $4.64 $4.56  $4.66

Income from investment operations:

Net investment
income (loss)                                  .11   .23   .22    .23   .24       .13    .26   .26   .27    .28

Net gains (losses) (both
realized and unrealized)                      (.11) (.34)  .04    .08  (.10)     (.11)  (.33)  .04   .08   (.10)

Total from investment  operations               --  (.11)  .26    .31   .14       .02   (.07)  .30   .35    .18

Less distributions:

Dividends from net  investment income         (.11) (.23) (.22)  (.23) (.24)     (.13)  (.26) (.26) (.27)  (.28)

Net asset value,  end of period              $4.23 $4.34 $4.68  $4.64 $4.56     $4.24  $4.35 $4.68 $4.64  $4.56


Ratios/supplemental data

Net assets, end of period
(in millions)                                 $278  $311  $270   $190  $138        $5     $6    $7    $9    $21

Ratio of expenses to
average daily net assetsc                   1.55%e 1.50% 1.45%  1.46% 1.46%     .65%e   .64%  .62%  .61%   .53%

Ratio of net investment
income (loss) to average
daily net assets                            5.33%e 4.99% 4.81%  5.06% 5.29%    6.44%e  5.77% 5.63% 5.88%  6.15%

Portfolio turnover rate
(excluding short-term  securities)             5%    16%   14%     4%    9%       5%     16%   14%    4%     9%

Total returnd                                .06% (2.58%)5.85%  7.08% 3.22%     .49%  (1.56%)6.73% 7.96%  4.22%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended May 31, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Total return does not reflect payment of a sales charge.
e Adjusted to an annual basis.

Financial Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

May 31, 2000 (Unaudited)

 Assets
Investments in securities, at value (Note 1)
   (identified cost $4,755,268,649)                                      $4,811,877,666
Accrued interest receivable                                                  97,254,762
Receivable for investment securities sold                                       590,812
                                                                                -------
Total assets                                                              4,909,723,240

 Liabilities
Disbursements in excess of cash on demand deposit                               446,364
Accrued investment management services fee                                       59,600
Other accrued expenses                                                          100,908
                                                                                -------
Total liabilities                                                               606,872
                                                                                -------
Net assets                                                               $4,909,116,368
                                                                         ==============

See accompanying notes to financial statements.

Statement of operations
Tax-Free High Yield Portfolio

Six months ended May 31, 2000 (Unaudited)

Investment income
Income:
Interest                                                                  $ 176,381,820
                                                                          -------------
Expenses (Note 2):
Investment management services fee                                           11,401,354
Compensation of board members                                                     8,992
Custodian fees                                                                  158,074
Audit fees                                                                       18,250
Other                                                                            38,199
                                                                                 ------
Total expenses                                                               11,624,869
   Earnings credits on cash balances (Note 2)                                    (6,963)
                                                                                 ------
Total net expenses                                                           11,617,906
                                                                             ----------
Investment income (loss) -- net                                             164,763,914
                                                                            -----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                            25,464,111
   Financial futures contracts                                               (4,027,856)
                                                                             ----------
Net realized gain (loss) on investments                                      21,436,255
Net change in unrealized appreciation (depreciation) on investments        (161,876,724)
                                                                           ------------
Net gain (loss) on investments                                             (140,440,469)
                                                                           ------------
Net increase (decrease) in net assets resulting from operations          $   24,323,445
                                                                         ==============

See accompanying notes to financial statements.

Statements of changes in net assets
Tax-Free High Yield Portfolio

                                                                   May 31, 2000      Nov. 30, 1999
                                                                 Six months ended     Year ended
                                                                    (Unaudited)

 Operations
Investment income (loss) -- net                                   $   164,763,914   $   350,814,296
Net realized gain (loss) on investments                                21,436,255       (34,314,288)
Net change in unrealized appreciation (depreciation) on investments  (161,876,724)     (400,370,743)
                                                                     ------------      ------------
Net increase (decrease) in net assets resulting from operations        24,323,445       (83,870,735)
Net contributions (withdrawals) from partners                        (549,106,994)     (487,924,306)
                                                                     ------------      ------------
Total increase (decrease) in net assets                              (524,783,549)     (571,795,041)
Net assets at beginning of period                                   5,433,899,917     6,005,694,958
                                                                    -------------     -------------
Net assets at end of period                                        $4,909,116,368    $5,433,899,917
                                                                   ==============    ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Tax-Free High Yield Portfolio
(Unaudited as to May 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in medium- and lower-quality tax-exempt bonds and other debt obligations. The declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended May 31, 2000, the Portfolio's custodian fees were reduced by $6,963 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $260,626,980 and $673,175,475, respectively, for the six months ended May 31, 2000. For the same period, the portfolio turnover rate was 5%. Realized gains and losses are determined on an identified cost basis.

Investments in Securities

Tax-Free High Yield Portfolio
May 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.1%)
Name of issuer and                           Coupon          Principal         Value(a)
title of issue(e,f)                           rate            amount

Alabama (0.8%)
Baldwin County Eastern Shore Health Care Authority
   Hospital Revenue Bonds Thomas Hospital Series 1991
      04-01-16                                 8.50%      $4,765,000         $4,995,626
Camden Industrial Development Board Solid Waste Disposa1
   Revenue Bonds MacMillan
   Bloedel Series 1991A A.M.T.
      04-01-19                                 7.75        8,500,000          8,759,930
Jefferson County Capital Improvement
   Sewer Revenue Bonds Series 1999A (FGIC Insured)
      02-01-33                                 5.00       29,000,000         24,113,500
Total                                                                        37,869,056

Alaska (0.3%)
Industrial Development & Exploration Authority
   Electric Power Revenue Bonds
   Upper Lynn Canal Regional Power
   Series 1997 A.M.T.
      01-01-18                                 5.80          830,000            694,776
      01-01-32                                 5.88        1,800,000          1,442,556
North Slope Borough General Obligation Bonds
   Zero Coupon Series 1994B (CGIC Insured)
      06-30-04                                 7.05        7,000,000(d)       5,613,370
      06-30-05                                 7.15        7,000,000(d)       5,299,560
Total                                                                        13,050,262

Arizona (1.4%)
Chandler Industrial Development Authority
   Beverly Enterprises Series 1994
      09-01-08                                 7.63        2,540,000          2,555,113
Flagstaff Industrial Development Authority
   Lifecare Revenue Bonds Northern Arizona
   Senior Living Community Series 1998
      09-01-28                                 6.20        5,020,000          4,132,464
      09-01-38                                 6.30        6,165,000          5,023,242
Maricopa County Hospital System Revenue Bonds
   Samaritan Health Services Series 1981
      01-01-08                                12.00          255,000            359,292
Maricopa County Industrial Development Authority
   Multi-family Housing Revenue Bonds Series B
      07-01-26                                 7.38        2,270,000          2,507,601
Maricopa County Industrial Development Authority
   Senior Living Facilities Revenue Bonds Series 1997A
      04-01-27                                 7.88       15,000,000         14,799,751
Maricopa County Pollution Control Refunding
   Revenue Bonds Palo Verde Public Service
      08-15-23                                 6.38        3,500,000          3,276,910
Navajo Industrial Development Authority Revenue Bonds
   Stone Container Corporation Series 1997 A.M.T.
      06-01-27                                 7.20        3,000,000          2,824,080
Peoria Industrial Development Authority
   Refunding Revenue Bonds
   Sierra Winds Lifecare Community Series 1999A
      08-15-29                                 6.38        5,700,000          4,783,383
Phoenix Industrial Development Authority
   Refunding Revenue Bonds Christian Care Apartments
      01-01-26                                 6.50        9,525,000          8,422,862
Pima County Industrial  Development Authorit
   Multi-family Housing Revenue Bonds
   Las Villas De Kino Apartments Series 1997 A.M.T.
      08-01-29                                 6.90        6,965,000          6,589,517
Pima County Industrial  Development Authority
   Multi-family Housing Revenue Bonds
   Las Villas De Kino Apartments Series 1998 A.M.T.
      08-01-30                                 6.25        3,920,000          3,472,218
Pima County Industrial Development Authority
   Revenue Bonds LaPosada Park Centre Series 1996A
      05-15-27                                 7.00        5,750,000          5,387,635
Scottsdale Industrial Development Authority
   Beverly Enterprises Series 1994
      09-01-08                                 7.63        2,805,000          2,826,879
Total                                                                        66,960,947

Arkansas (0.2%)
Pope County Solid Waste  Disposal  Revenue Bonds
   Arkansas  Power & Light Series
   1991 A.M.T.
      01-01-21                                 8.00        3,250,000          3,341,553
Washington County District 5
   General Obligation Refunding Improvement Bonds
      02-01-09                                 7.00        7,135,000          6,677,075
Total                                                                        10,018,628

California (9.9%)
ABAG Financial Authority for Nonprofit Corporations
   Certificate of Participation International School
   Series 1996
      05-01-26                                 7.38        8,000,000          8,134,640
Anaheim Public Financing Authority Lease
   Capital Appreciation Improvement Revenue Bonds
   Zero Coupon Series 1997C (FSA Insured)
      09-01-23                                 5.94       25,865,000(d)       6,226,223
Anaheim Public Financing Authority Lease
   Capital Appreciation Revenue Bonds
   Zero Coupon (FSA Insured)
      09-01-26                                 5.65       20,000,000(d)       3,975,800
      09-01-29                                 5.95       12,800,000(d)       2,109,568
      09-01-31                                 5.74       24,500,000(d)       3,566,220
      09-01-36                                 5.73       10,000,000(d)       1,056,700
Community Development Authority Health Facilities
   Unihealth America Certificate of Participation
   Series 1993 Inverse Floater (AMBAC Insured)
      10-01-11                                 6.45       22,400,000(c)      23,464,000
Contra Costa County Residential Rent Facility
   Multi-family Housing Revenue Bonds Cypress Meadows
   Series 1998E A.M.T.
      09-01-28                                 7.00        5,000,000          4,198,450
East Bay Municipal Utility District
   Water Systems Revenue Bonds
   Inverse Floater (MBIA Insured)
      06-01-08                                 6.42       15,500,000(c)      15,228,750
Foothill/Eastern Transportation Corridor Agency
   Toll Road Revenue Bonds Series 1995A (MBIA Insured)
      01-01-35                                 5.00       31,070,000         26,720,510
Fresno Health Facility Refunding Revenue Bonds
   Holy Cross Health System (MBIA Insured)
      12-01-13                                 5.63        3,000,000          3,023,250
Health Facilities Financing Authority
   Revenue Bonds Residual Certificates
   Inverse Floater
      07-01-10                                 8.55        5,500,000(c)       5,902,050
Irwindale Redevelopment Agency Subordinate Lien
   Tax Allocation Bonds
      12-01-26                                 7.05        5,750,000          6,018,813
Lake Elsinore Public Finance Authority
   Local Agency Revenue Bonds Series 1997F
      09-01-20                                 7.10       11,930,000         12,221,211
Los Angeles County Pre-refunded Certificates of Participation
      06-01-15                                 6.71       20,000,000         20,739,600
Los Angeles International Airport Regional Airports
   Improvement Corporation Refunding Revenue Bonds
   Delta Airlines
      11-01-25                                 6.35       13,000,000         11,944,400
Los Angeles International Airport Regional Airports
   Improvement Corporation Refunding Revenue Bonds
   United Airlines Series 1984
      11-15-21                                 8.80       11,650,000         12,071,148
Los Angeles Water & Power Electric Plant
   Refunding Revenue Bonds Series 1992
      02-01-20                                 6.38       10,000,000         10,242,000
Millbrae Residential Facility Revenue Bonds
   Magnolia of Millbrae Series 1997A A.M.T.
      09-01-27                                 7.38        2,500,000          2,393,825
Northern California Power Agency Geothermal 3
   Revenue Bonds
      07-01-09                                 5.00       49,635,000         48,736,459
Novato Community Facility District 1 Vintage Oaks
   Public Improvement Special Tax Refunding Bonds
      08-01-21                                 7.25        5,000,000          5,189,950
Oceanside Certificate of Participation Refunding Bonds
   Oceanside Civic Center (MBIA Insured)
      08-01-19                                 5.25        7,000,000          6,496,420
Orange County Special Tax Community Facilities Bonds
   Aliso Veijo District 88-1 Series 1992A
      08-15-18                                 7.35        6,000,000          6,455,520
Pleasanton Joint Powers Financing Authority Reassessment
   Revenue Bonds Series 1993A
      09-02-12                                 6.15        4,350,000          4,405,854
Port of Oakland Revenue Bonds Inverse Floater
   (FGIC Insured) A.M.T.
      11-01-15                                 7.71        3,315,000(c)       3,339,465
      11-01-16                                 7.71        3,000,000(c)       3,017,640
Sacramento Cogeneration Authority
   Pre-refunded Revenue Bonds Procter & Gamble  Series 1995
      07-01-14                                 6.50        3,800,000          4,128,092
Sacramento Cogeneration Authority
   Revenue Bonds Procter & Gamble Series 1995
      07-01-21                                 6.50        8,000,000          8,690,720
Sacramento Municipal Utility District Electric
   Refunding Revenue Bonds Series 1993D
   Inverse Floater (FSA Insured)
      11-15-05                                 7.12       15,800,000(c)      16,155,500
      11-15-06                                 7.32       16,400,000(c)      16,830,500
Sacramento Municipal Utility District Electric
   Refunding Revenue Bonds Series 1993D
   Inverse Floater (MBIA Insured)
      11-15-15                                 7.77       15,000,000(c)      14,100,000
Sacramento Power Authority Cogeneration
   Revenue Bonds Campbell Soup Series 1995
      07-01-22                                 6.00       25,000,000         24,024,250
San Francisco City & County Airport Commission
   International Airport Revenue Bonds Rites Certificates
   Issue 25 (FSA Insured) A.M.T.
      05-01-14                                 7.83        1,625,000          1,652,723
      05-01-15                                 7.83        1,725,000          1,733,660
      05-01-16                                 8.08        1,830,000          1,865,722
San Joaquin Hills Orange County Transportation
   Corridor Agency Senior Lien Toll Road Revenue Bonds
      01-01-32                                 6.75       14,785,000         15,801,912
San Joaquin Hills Transportation Corridor Agency
   Capital Appreciation Toll Road Refunding Revenue
   Bonds Zero Coupon Series 1997A (MBIA Insured)
      01-15-24                                 5.62        9,000,000(d)       2,117,610
      01-15-25                                 5.30       43,510,000(d)       9,606,573
      01-15-26                                 5.64       30,000,000(d)       6,213,900
      01-15-27                                 5.59        6,670,000(d)       1,299,249
      01-15-32                                 5.41       21,500,000(d)       3,066,115
San Joaquin Hills Transportation Corridor Agency
   Senior Lien Toll Road Revenue Bonds
   Zero Coupon Escrowed to Maturity
      01-01-17                                 5.35       34,860,000(d)      13,248,194
San Jose Redevelopment Agency Merged Area
   Tax Allocation Bonds Series 1993 Inverse Floater
   (MBIA Insured)
      08-01-14                                 6.42       33,600,000(c)      31,457,999
Santa Nella County Water District Improvement
   Limited Obligation Refunding Improvement Bonds
   Series 1998
      09-02-28                                 6.25        2,760,000          2,518,831
Sierra Unified School District Fresno County
   Certificate of Participation Capital Funding
   Refunding Bonds Series 1993
      03-01-18                                 6.13        6,470,000          6,322,290
South Tahoe Joint Powers Financing Authority
   Refunding Revenue Bonds South Tahoe Area 1
   Series 1995B
      10-01-28                                 6.00        9,900,000          9,047,709
Southern California Public Power Authority
   Power Revenue Bonds Palo Verde
   Series 1993 Inverse Floater (FGIC Insured)
      07-01-17                                 6.92       20,000,000(c)      18,100,000
State Unlimited General Obligation Bonds
   Residual Certificates Series 1999 Inverse Floater
   (MBIA Insured)
      12-01-16                                 7.75        8,125,000(c)       8,316,506
Ukiah Unified School District
   Mendocino County Certificates of Participation
   Series 1993
      09-01-10                                 6.00        5,000,000          5,123,500
University of California Refunding Revenue Bonds
   Multiple Purpose Project (AMBAC Insured)
      09-01-16                                 5.25        6,000,000          5,709,720
West Sacramento Financing Authority
   Special Tax Revenue Bonds Series 1999F
      09-01-29                                 6.10        9,500,000          8,299,010
Total                                                                       492,308,751

Colorado (7.8%)
Arapahoe County Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
      04-01-09                                 8.00        4,000,000          4,227,240
Arapahoe County Public Highway Authority Capital
   Improvement Trust Fund E-470 Highway
   Pre-refunded Revenue Bonds
      08-31-26                                 7.00       22,000,000         24,365,219
Aurora Centretech Metropolitan District
   Arapahoe County Series 1987B
      12-01-23                                10.53        5,699,785          7,981,352
Bowles Metropolitan District General Obligation Bonds
   Series 1995
      12-01-15                                 7.75       15,500,000         17,147,805
Castle Rock Ranch Public Facility Improvement
   Revenue Bonds Series 1996
      12-01-17                                 6.25       10,000,000         10,008,600
Colorado Springs Utilities System
   Refunding Revenue Bonds Series 1991C
      11-15-15                                 6.50       24,895,000         25,893,537
      11-15-21                                 6.75       16,665,000         17,363,930
Dawson Ridge Metropolitan District
   Refunding Revenue Bonds Zero Coupon
   Series B Escrowed to Maturity
      10-01-22                                 5.21       40,000,000(d)       8,241,200
Denver City & County Airport Systems Revenue Bonds
   Series 1991A A.M.T.
      11-15-23                                 8.75       10,000,000         10,641,977
Denver City & County Airport Systems Revenue Bonds
   Series 1991D A.M.T.
      11-15-21                                 7.75        8,650,000          9,088,792
Denver City & County Airport Systems Revenue Bonds
   Series 1992A
      11-15-25                                 7.25       20,975,000         22,423,743
Denver City & County Airport Systems Revenue Bonds
   Series 1992B A.M.T.
      11-15-23                                 7.25       20,500,000         21,501,432
Denver City & County Airport Systems Revenue Bonds
   Series 1994A
      11-15-12                                 7.50        5,000,000          5,373,900
Denver City & County Airport Systems Revenue Bonds
   Series 1994A A.M.T.
      11-15-23                                 7.50       19,340,000         20,860,810
Denver City & County GVR Metropolitan District
   General Obligation Refunding Bonds Series 1991
      12-01-06                                 8.00        1,385,000          1,578,581
Denver City & County GVR Metropolitan District
   General Obligation Refunding Bonds Series 1995B
      12-01-06                                11.00          730,000            946,022
Denver Special Facility Airport Revenue Bonds
   United Air Lines Series A A.M.T.
      10-01-32                                 6.88       25,400,000         24,244,554
Denver Urban  Renewal  Authority Tax Increment
   Revenue  Bonds  Downtown  Denver
   Redevelopment Adams Mark Hotel Series 1989 A.M.T.
      09-01-15                                 8.00       15,800,000         17,033,348
      09-01-16                                 8.00        1,785,000          1,924,337
      09-01-17                                 8.00        1,930,000          2,080,656
Denver Urban Renewal Authority Tax Increment
   Revenue Bonds South Broadway Montgomery Ward
   Urban Renewal Series 1992
      05-01-16                                 8.50       13,075,000         13,930,628
Denver West Metropolitan District
   General Obligation Bonds Series 1996
      06-01-16                                 6.50        2,560,000          2,553,702
Denver West Metropolitan District
   General Obligation Refunding Improvement Bonds
   Series 1995
      12-01-14                                 7.00        4,230,000          4,412,228
Eagle Bend Metropolitan District 2
   Limited General Obligation Bonds
      12-01-18                                 6.88        7,500,000          7,249,200
Edgewater Redevelopment Authority
   Tax Increment Refunding Revenue Bonds
   Edgewater Redevelopment Series 1999
      12-01-08                                 5.50        3,615,000          3,340,622
Educational & Cultural Facilities Authority Revenue Bonds
   Boulder County Day School Series 1999
      09-01-24                                 6.75        4,720,000          4,532,097
Hotchkiss Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
      09-01-09                                 8.00        1,500,000          1,586,685
Housing Finance Authority Single Family Program
   Senior Bonds Series 1991B (FGIC Insured)
      08-01-11                                 7.25        1,125,000          1,148,794
      02-01-18                                 7.30        1,025,000          1,045,398
Loveland Special Improvement District 1
   Special Assessment Revenue Bonds
   Series 2000
      07-01-29                                 7.50        6,640,000          6,238,413
Lowry Economic Redevelopment Authority
   Revenue Bonds Series 1996
      12-01-10                                 7.50       19,000,000         20,696,510
Lowry Economic Redevelopment Authority
   Series A
      12-01-10                                 7.00        3,600,000          3,820,788
Saddle Rock Metropolitan District Limited Tax
   General Obligation Bonds Series 1997
      12-01-16                                 7.63        5,300,000          5,308,957
State Health Facilities Authority
   Retirement Facilities Revenue Bonds
   Liberty Heights Zero Coupon
   Escrowed to Maturity
      07-15-22                                 7.50       81,465,000(d)      18,281,561
State Health Facility Authority Hospital Improvement
   Refunding Revenue Bonds
   Parkview Episcopal Medical Center Series 1995
      09-01-25                                 6.13        7,000,000          5,974,920
Superior Metropolitan District 2 Limited Tax
   General Obligation Refunding Bonds
   MDC Holdings Series 1994B
      12-01-13                                 8.25        2,580,000          2,903,532
      12-01-13                                 8.50       10,705,000         12,160,666
Thornton Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
      09-01-09                                 8.00        4,500,000          4,755,645
Trailmark Metropolitan District
   General Obligation Bonds
   Series 1999B
      12-01-18                                 5.80        5,000,000          4,399,350
Westminster Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
      04-01-09                                 8.00        3,500,000          3,702,265
Total                                                                       380,968,996

Connecticut (0.2%)
State Development Authority Pollution Control
   Refunding Revenue Bonds Connecticut Light & Power
   Series 1993B A.M.T.
      09-01-28                                 5.95       10,000,000          8,658,800

District of Columbia (0.2%)
Washington DC Convention Center Authority
   Senior Lien Dedicated Tax Revenue Bonds
   Series 1998 (AMBAC Insured)
      10-01-28                                 4.75       11,250,000          8,987,288

Florida (4.6%)
Arbor Greene Community Development District
   Special Assessment Revenue Bonds Series 1996
      05-01-18                                 7.60        4,760,000          4,939,119
Arbor Greene Community Development District
   Special Assessment Revenue Bonds Series 1998
      05-01-19                                 6.30        1,355,000          1,241,695
Brooks of Bonita Springs Community
   Development District Special Assessment
   District Capital Improvement Revenue Bonds
   Series 1998A
      05-01-19                                 6.20       11,000,000          9,977,330
Brooks of Bonita Springs Community
   Development District Special Assessment
   District Capital Improvement Revenue Bonds
   Series 1998B
      05-01-06                                 5.65          565,000            538,756
Championsgate Community Development District
   Capital Improvement Revenue Bonds Series 1998A
      05-01-20                                 6.25        2,840,000          2,545,634
Championsgate Community Development District
   Capital Improvement Revenue Bonds Series 1998B
      05-01-05                                 5.70        1,515,000          1,459,975
Charlotte County Development Authority 1st Mortgage
   Refunding Revenue Bonds
   Royal Palm Retirement Centre Series 1991
      03-01-14                                 9.50        3,705,000          3,855,682
Crossings at Fleming Island Community Development
   District Special Assessment Bonds Series 1995
      05-01-16                                 8.25        9,585,000         10,882,330
Crossings at Fleming Island Community Development
   District Utility Revenue Bonds Series 1994
      10-01-19                                 7.38       12,945,000         13,164,159
Crossings at Fleming Island Community Development
   District Utility Revenue Bonds Series 1999
      10-01-25                                 6.75        6,000,000          5,686,680
Grand Haven Community Development District
   Special Assessment Bonds Flagler County
   Series 1997A
      05-01-02                                 6.30        3,900,000          3,898,362
Grand Haven Community Development District
   Special Assessment Revenue Bonds
   Series 1998A
      05-01-19                                 6.90          975,000            947,885
Heritage Harbor Community Development District
   Special Assessment Revenue Bonds
   Series 1997B
      05-01-03                                 6.00        1,025,000          1,013,643
      05-01-05                                 5.75        1,420,000          1,380,339
Heritage Palms Community Development District
   Capital Improvement Revenue Bonds
   Series 1998
      11-01-03                                 5.40        3,135,000          3,032,987
Hillsborough County Housing Finance Authority
   Multi-family Housing Revenue Bonds
   Park Springs Apartments A.M.T. V.R.
      07-01-39                                 6.00        9,300,000          7,963,497
Hillsborough County Utility Refunding Revenue Bonds
   Series 1991A
      08-01-14                                 7.00       24,000,000         24,926,926
Hillsborough County Utility Refunding Revenue Bonds
   Series 1991A (MBIA Insured)
      08-01-16                                 6.50       24,760,000         25,655,568
Lakewood Ranch Community Development District 1
   Manatec County Benefit Special Assessment Bonds
   Series 1998
      05-01-17                                 7.30        2,600,000          2,474,082
Lakewood Ranch Community Development District 1
   Special Assessment Bonds Series 1994
      05-01-14                                 8.25        2,085,000          2,169,484
Miami Health Facility Authorization Revenue Bonds
   Inverse Floater (AMBAC Insured)
      08-15-15                                 7.04        3,500,000(c)       2,957,500
North Springs Improvement Special Assessment
   District Revenue Bonds Heron Bay Series 1997
      05-01-19                                 7.00        2,925,000          2,903,560
North Springs Improvement Special Assessment
   District Revenue Bonds Parkland Isles Series 1997B
      05-01-05                                 6.25        1,900,000          1,871,557
Orange County  Housing  Finance  Authority
   Multi-family  Housing  Revenue Bonds
   Dunwoodie Apartments Series 1999E A.M.T.
      07-01-35                                 6.50        6,020,000          5,331,011
Palm Beach County Health Facilities Authority Hospital
   Revenue Bonds Good Samaritan Health Series 1993
      10-01-22                                 6.30        3,750,000          3,943,538
Palm Beach County Housing Finance Authority
   Multi-family Revenue Bonds Lake Delray
   Series A A.M.T.
      01-01-31                                 6.40       14,000,000         12,622,120
Polk County Industrial Development Authority 1st Mortgage
   Refunding Revenue Bonds Spring Haven II
      12-01-14                                 8.75        5,760,000          6,009,638
Port Everglades Port Authority Revenue Bonds Junior Lien
      09-01-16                                 5.00       18,635,000         17,004,810
River Ridge Community Development District
   Special Assessment Revenue Bonds Series 1998
      05-01-08                                 5.75        2,400,000          2,279,856
Riverwood Community Development District
   Charlotte County Special Assessment Revenue Bonds
   Series 1992A-B
      05-01-12                                 8.50        5,190,000          5,352,396
State Housing Finance
   Revenue Bonds Westbrook Apartments
   Series U-1 A.M.T.
      01-01-39                                 6.45        4,880,000          4,421,914
Stoneybrook Community Development District
   Capital Improvement Revenue Bonds
   Lee County Series 1998A
      05-01-19                                 6.10        1,660,000          1,485,385
Stoneybrook Community Development District
   Capital Improvement Revenue Bonds
   Lee County Series 1998B
      05-01-08                                 5.70          985,000            930,372
Sumter County Industrial  Development  Authority
   Industrial  Development Revenue
   Bonds Little Sumter Utility Company Series 1997 A.M.T.
      10-01-27                                 7.25        4,200,000          3,879,540
Sumter County Industrial  Development  Authority
   Industrial  Development Water &Sewer Revenue Bonds
   Little Sumter Utility Company Series 1998 A.M.T.
      10-01-27                                 6.75        2,915,000          2,593,913
Sumter County Village Community Development
   District 1 Capital Improvement Revenue Bonds
   Series 1992
      05-01-12                                 8.40          500,000            517,705
Village Center Community Development District
   Sub Recreational Revenue Bonds
   Series 1998C
      01-01-19                                 7.38        2,575,000          2,403,943
Village Center Community District Recreational
   Revenue Bonds Series 1996B
      01-01-17                                 8.25        2,615,000          2,684,062
Village Community Development District 2
   Special Assessment District Revenue Bonds
   Series 1996
      05-01-17                                 7.63        4,650,000          4,705,847
Volusia County Industrial Development Authority
   1st Mortgage Refunding Revenue Bonds Series 1996
      11-01-26                                 7.63       10,925,000         12,376,605
Total                                                                       224,029,405

Georgia (2.4%)
Americus-Sumter County Hospital Authority
   Refunding Revenue Bonds South Georgia
   Methodist Home for the Aging Obligated Group
   Magnolia Manor Series 1999
      05-15-29                                 6.38        5,500,000          4,609,990
Atlanta Airport Revenue Bonds
   Residual Certificates Series 2000
   Inverse Floaters(FGIC Insured) A.M.T.
      01-01-18                                 8.50        4,460,000(c)       4,435,292
Atlanta Special Purpose Facility Revenue Bonds
   Delta Air Lines Series 1989B A.M.T.
      12-01-18                                 7.90       13,500,000         13,672,125
      12-01-19                                 6.25        8,685,000          8,049,779
Colquitt County Development Authority Revenue Bonds
   Zero Coupon Escrowed to Maturity
      12-01-21                                 6.87       46,350,000(d)       9,818,784
Effingham County Pollution Control Revenue Bonds
   Fort Howard Series 1988
      10-01-05                                 7.90       19,850,000         20,309,329
Fulco Hospital Authority Revenue Anticipation Certificate
   Georgia Baptist Health Care Systems Series 1992A
      09-01-22                                 6.38       20,300,000         21,190,966
George L. Smith II World Congress Center Authority
   Miscellaneous  Revenue Bonds
   Dome Stadium Series 2000 (MBIA Insured) A.M.T.
      07-01-20                                 5.50        8,000,000          7,430,560
Municipal Electric Authority Power Revenue Bonds
   Series L
      01-01-20                                 5.00        1,150,000            961,504
Rockdale County  Development  Authority Solid Waste
   Disposal  Revenue Bonds Visy
   Paper Series 1993 A.M.T.
      01-01-26                                 7.50       10,000,000         10,139,600
Savannah Economic Development Authority
   1st Mortgage Revenue Bonds Zero Coupon Series 1991A
      12-01-21                                 5.40       13,730,000(d)       2,908,563
Savannah Economic Development Authority
   Revenue Bonds Zero Coupon Escrowed to Maturity
      12-01-21                                 6.87       64,220,000(d)      13,604,365
Total                                                                       117,130,857

Hawaii (0.4%)
City & County of Honolulu Refunding & Improvement
   General Obligation Bonds Series 1993B Inverse Floater
      09-07-06                                 5.32       10,000,000(c)       9,875,000
      09-11-08                                 5.62       10,000,000(c)       9,912,500
Total                                                                        19,787,500

Illinois (7.7%)
Bradley Kankakee County Tax Increment
   Refunding Revenue Bonds Series 1993
      12-01-12                                 8.40        5,370,000          5,742,034
Broadview Cook County Senior Lien Tax Increment
   Revenue Bonds Series 1993
      07-01-13                                 8.25       10,995,000         12,056,567
Chicago Board of Education School Reform
   Unlimited General Obligation Bonds
   Capital Appreciation Zero Coupon
   Series B-1 (FGIC Insured)
      12-01-29                                 5.20       25,000,000(d)       3,853,750
Chicago Board of Education School Reform
   Unlimited General Obligation Bonds
   Series 1997A (AMBAC Insured)
      12-01-22                                 5.25        5,000,000          4,438,900
Chicago Board of Education School Reform
   Unlimited Tax General Obligation Refunding Bonds
   Zero Coupon Series 1999A (FGIC Insured)
      12-01-28                                 5.30       31,500,000(d)       5,174,820
      12-01-29                                 5.30       30,500,000(d)       4,701,575
      12-01-30                                 5.30       36,135,000(d)       5,228,012
Chicago Capital Appreciation
   Unlimited General Obligation Bonds
   City Colleges Zero Coupon (FGIC Insured)
      01-01-36                                 6.26       32,670,000(d)       3,484,256
Chicago General Obligation Bonds
   Series 1994A (AMBAC Insured)
      01-01-22                                 5.88       17,850,000         18,433,517
Chicago General Obligation Refunding Bonds
   Series 1995A (AMBAC Insured)
      01-01-18                                 5.50       20,000,000         19,173,000
Chicago O'Hare International Airport
   General Airport Refunding Revenue Bonds Series 1993A
      01-01-16                                 5.00        4,450,000          3,917,024
Chicago O'Hare International Airport
   General Airport Revenue Bonds Series 1990A A.M.T.
      01-01-16                                 7.50       10,865,000         11,106,855
      01-01-18                                 6.00       29,000,000         28,412,749
Chicago O'Hare International Airport
   Special Revenue Bonds (FGIC Insured) A.M.T.
      11-01-25                                 7.88       17,750,000         18,159,138
Chicago O'Hare International Airport
   Special Revenue Facility Bonds Delta Airlines
   Series 1992
      05-01-18                                 6.45       10,000,000          9,639,900
Chicago Wastewater Transmission Revenue Bonds
   Series 1994 (MBIA Insured)
      01-01-24                                 6.38       22,500,000         23,986,799
Cook County Bedford Park Senior Lien Tax Increment
   Revenue Bonds
      01-01-06                                 7.00          880,000            895,576
      01-01-12                                 7.38        1,700,000          1,733,082
Cook County Bedford Park Senior Lien Tax Increment
   Revenue Bonds Mark IV Series 1992
      03-01-12                                 9.75        1,640,000          1,781,302
Development Finance Authority Lifecare Revenue Bonds
   Presbyterian Homes Series 1996B
      09-01-31                                 6.40        6,700,000          6,746,900
Development Finance Authority Pollution Control
   Refunding Revenue Bonds Central Illinois
   Public Service 2nd Series 1993B
      06-01-28                                 5.90        2,500,000          2,404,125
Development Finance Authority Pollution Control
   Refunding Revenue Bonds Commonwealth Edison
   Series 1994
      01-15-09                                 5.70        2,000,000          2,036,640
      01-15-14                                 5.85        4,500,000          4,560,435
DuPage County Tax Increment Revenue Bonds
   Series 1997
      01-01-17                                 7.88        4,630,000          4,859,972
Educational Facilities Authority Refunding Revenue Bonds
   Lewis University Series 1996
      10-01-26                                 6.13        8,780,000          8,138,006
Educational Facilities Authority Refunding Revenue Bonds
   Loyola University of Chicago Series 1993
   Inverse Floater (FGIC Insured)
      07-01-12                                 7.57       11,000,000(c)      11,368,720
Granite City Madison County Hospital
   Refunding Revenue Bonds St. Elizabeth Medical Center
   Series 1989A
      06-01-08                                 8.13        2,695,000          2,585,691
Health Facilities Authority Refunding Revenue Bonds
   Morris Hospital
      12-01-23                                 6.13        3,005,000          2,576,667
Health Facilities Authority Refunding Revenue Bonds
   University of Chicago Series 1993 Inverse Floater
   (MBIA Insured)
      08-15-14                                 8.02       10,000,000(c)       9,537,500
Health Facilities Authority Revenue Bonds
   Sarah Bush Lincoln Health Center Series 1992
      05-15-12                                 7.25        2,000,000          2,118,900
      05-15-22                                 7.25        2,000,000          2,118,900
Health Facilities Authority Revenue Bonds
   Sarah Bush Lincoln Health Center Series 1996B
      02-15-22                                 5.75        2,915,000          2,522,670
Health Facility Authority Revenue Bonds
   South Suburban Hospital Series 1992
      02-15-09                                 7.00        4,000,000          4,259,495
      02-15-18                                 7.00        5,000,000          5,413,577
Hodgkins General Obligation Tax Increment Bonds
   Series 1991
      12-01-09                                 9.50       11,200,000         12,168,482
Hodgkins General Tax Increment Bonds
   Series 1995A
      12-01-13                                 7.63        9,000,000          9,388,800
Huntley Special Tax Bonds
   Series 1998
      02-01-25                                 6.75        2,450,000          2,277,349
Huntley Special Tax Bonds
   Series 1999
      03-01-28                                 6.30        2,305,000          2,031,350
Lakemoor Special Tax Revenue Bonds
   Series 1997
      03-01-27                                 7.80        8,980,000          9,123,141
Lansing Tax Increment Refunding Revenue Bonds
   Landings Redevelopment Area Limited Sales
   Tax Pledge Series 1992
      12-01-08                                 7.00       10,000,000         10,415,200
Marion General Obligation Hospital Alternate
   Revenue Source Bonds Series 1991
      12-01-16                                 7.50        3,800,000          4,008,278
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Refunding Revenue Bonds
   McCormick Place Zero Coupon (FGIC Insured)
      06-15-19                                 6.37        6,000,000(d)       1,865,880
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Refunding Revenue Bonds
   McCormick Place Zero Coupon (MBIA Insured)
      06-15-17                                 6.61       11,210,000(d)       3,987,061
      06-15-28                                 5.49       41,900,000(d)       7,257,080
Metropolitan Pier & Exposition Authority
   Sales Tax & Miscellaneous Tax Revenue
   Capital Appreciation Refunding Bonds
   Zero Coupon Series 1996A (MBIA Insured)
      12-15-22                                 6.10       16,225,000(d)       4,008,873
Regional Transportation Authority General
   Obligation Bonds Counties of Cook, DuPage, Kane, Lake,
   McHenry & Will Series 1992A (AMBAC Insured)
      06-01-22                                 6.13        7,200,000          7,358,256
Schaumburg Special Assessment District
   Revenue Bonds Woodfield Road
   Series 1998
      12-01-28                                 6.75        3,403,000          2,988,651
State Development Finance Authority
   Pollution Control Refunding Revenue Bonds
   Illinois Power Series 1991A
      07-01-21                                 7.38       19,250,000         20,176,309
State Development Finance Authority
   Regency Park Retirement Housing
   Revenue Bonds Zero Coupon
   Series 1991B Escrowed to Maturity
      07-15-25                                 5.49       10,000,000(d)       1,828,000
State Development Finance Authority
   Retirement Housing Revenue Bonds
   Zero Coupon Escrowed to Maturity
      04-15-20                                 7.75       68,000,000(d)      17,730,320
State Health Facilities Authority
   Refunding Revenue Bonds
   Edwards Hospital Series 1993A
      02-15-19                                 6.00        6,350,000          5,911,152
State Health Facilities Authority
   Refunding Revenue Bonds
   Masonic Medical Center Series 1993
      10-01-19                                 5.50        2,000,000          1,692,020
Tinley Park Cook & Will Counties Limited Sales Tax
   Revenue Bonds Series 1988
      11-01-99                                10.25          895,000(b)         319,837
Tinley Park Cook & Will Counties Unlimited Ad Valorem
   Tax Bonds of Special Service
      12-01-00                                10.65           90,000             83,298
      12-01-01                                10.65          100,000             91,553
      12-01-02                                10.65          110,000            100,708
      12-01-03                                10.65          120,000            109,864
      12-01-04                                10.65          135,000            123,597
      12-01-05                                10.65          150,000            137,330
      12-01-06                                10.65          165,000            151,062
      12-01-07                                10.65          185,000            169,373
Total                                                                       378,669,878

Indiana (2.5%)
Brazil 1st Mortgage Revenue Bonds Hoosier Care II
   Series 1990
      06-01-20                                10.38        3,945,000          4,063,350
Carmel Retirement Rental Housing Refunding
   Revenue Bonds Beverly Enterprises Series 1992
      12-01-08                                 8.75        6,275,000          6,627,718
Development Finance Authority Environmental
   Improvement Refunding Revenue Bonds USX Corporation
   Series 1996
      07-15-30                                 6.25        2,000,000          1,850,040
East Chicago Elementary School Building Lake County
   1st Mortgage Refunding Bonds Series 1996
      01-05-16                                 6.25        8,000,000          8,342,960
Hanover 1st Mortgage Revenue Bonds Hoosier Care II
   Series 1990
      06-01-20                                10.38        6,460,000          6,653,800
Health Facility Authority Hospital Revenue Bonds
   Community Hospital of Anderson Series 1993
      01-01-23                                 6.00       10,000,000          8,914,200
Health Facility Authority Hospital Revenue Bonds
   Union Hospital Series 1993 (MBIA Insured)
      09-01-18                                 5.13       10,000,000          8,824,100
Health Facility Finance Authority Hospital Revenue Bonds
   Hancock Memorial Series 1996
      08-15-17                                 6.13        2,295,000          2,041,311
La Porte County Hospital Authority Hospital Refunding
   Revenue Bonds La Porte Hospital Series 1993
      03-01-12                                 6.25        5,070,000          4,804,991
      03-01-23                                 6.00        2,990,000          2,522,155
Lawrenceburg Pollution Control Refunding Revenue Bonds
   Methodist Hospital Series 1989
      09-01-08                                 6.50       15,555,000         15,887,566
Marion County Hospital Authority Refunding Revenue Bonds
   Methodist Hospital Series 1989 (MBIA Insured)
      09-01-13                                 6.50        4,115,000          4,161,993
Rockport Pollution Control Refunding Revenue Bonds
   Indiana Michigan Electric Series B
      03-01-16                                 7.60        5,500,000          5,663,955
St. Joseph County Hospital Facility Revenue Bonds
   Memorial Hospital of South Bend
      06-01-10                                 9.40        1,675,000          1,978,946
Vincennes Economic Development
   Improvement Refunding Revenue Bonds
   Southwest Regional Youth Facilities Series 1999
      01-01-24                                 6.25       24,460,000         21,763,774
Vincennes Economic Development
   Revenue Bonds Southwest Indiana
   Regional Youth Village Facility Series 1993
      01-01-24                                 8.50       16,365,000         17,592,211
Total                                                                       121,693,070

Iowa (0.7%)
Keokuk Hospital Facilities Refunding Revenue Bonds
   Keokuk Area Hospital Series 1991
      12-01-21                                 7.63        5,350,000          5,647,995
Muscatine Electric Refunding Revenue Bonds Series 1986
      01-01-05                                 6.00       10,845,000         10,853,242
      01-01-06                                 6.00       11,330,000         11,338,611
      01-01-07                                 5.00        2,250,000          2,177,618
      01-01-08                                 5.00        5,100,000          4,897,581
Total                                                                        34,915,047

Kansas (0.3%)
Manhattan Health Care Facility Revenue Bonds
   Meadowlark Hills Retirement Community
   Series 1999A
      05-15-28                                 6.50        1,000,000            874,240
Olathe Senior Living Facilities
   Lease Revenue Bonds Aberdeen Village
   Series 2000A
      05-15-30                                 8.00        2,500,000          2,474,625
State Development Financing Authority
   Multi-family Revenue Bonds
   Tiffany Gardens Apartments A.M.T.
      09-01-29                                 6.75        5,100,000          4,654,005
Wyandotte County Kansas City Multi-family
   Housing Revenue Bonds Park Victoria Apartments
   Series 1998 A.M.T.
      08-01-28                                 6.25        4,980,000          4,452,917
Total                                                                        12,455,787

Kentucky (1.1%)
Development Finance Authority Hospital Facility
   Revenue Bonds St. Luke Hospital Series 1989B
      10-01-19                                 6.00       22,695,000         22,693,866
Economic Development Finance Authority Hospital
   Refunding Revenue & Improvement Bonds
   Appalachian Regional Hospital Series 1997
      10-01-22                                 5.88        5,000,000          3,338,150
Jefferson County Student Housing Industrial Building
   Revenue Bonds Collegiate Housing Foundation
   Series 1999A
      09-01-29                                 7.13        4,000,000          3,869,840
Muhlenberg County Hospital
   Refunding Revenue Bonds
   Muhlenberg Community Hospital Series 1996
      07-01-10                                 6.75        8,535,000          8,106,628
Turnpike Authority Economic Road Development
   Refunding Revenue Bonds Series 1993 Inverse Floater
   (AMBAC Insured)
      06-06-12                                 7.84       15,000,000(c)      14,831,250
Total                                                                        52,839,734

Louisiana (2.5%)
Calcasieu Parish Industrial Development Pollution Control
   Refunding Revenue Bonds Gulf State Utilities
   Series 1992
      10-01-12                                 6.75       10,500,000         10,301,130
Energy & Power Authority Refunding Revenue Bonds
   Rodemacher Unit 2 Series 1991 (FGIC Insured)
      01-01-13                                 6.00       28,000,000         28,157,640
Hodge Village Combined Utility System Revenue Bonds
   Stone Container Series 1990 A.M.T.
      03-01-10                                 9.00       23,000,000         23,487,370
Local Government Environment Facilities &
   Community Development Authority
   Healthcare Facilities St. James Place
   Series 1999A
      11-01-29                                 8.00       10,000,000          9,538,900
New Orleans Audubon Park Commission Aquarium
   Revenue Bonds Series 1992A
      04-01-12                                 8.00        6,800,000          7,267,976
Public Facilities Authority Revenue Bonds
   Glen Retirement Systems Series 1995
      12-01-15                                 6.50        1,000,000            927,790
      12-01-25                                 6.70        1,500,000          1,392,450
Southern Louisiana Port Commission Terminal
   Refunding Revenue Bonds GATX Terminal Series 1993
      03-01-23                                 7.00       13,180,000         13,414,209
St. Charles Parish Pollution Control Revenue Bonds
   Louisiana Power & Light Series 1991 A.M.T.
      06-01-21                                 7.50       20,700,000         21,301,335
West Feliciana Parish Demand Pollution Control
   Revenue Bonds Gulf State Utilities Series 1985B
      05-01-15                                 9.00        6,000,000          6,239,760
Total                                                                       122,028,560

Maine (0.2%)
Finance Authority Multi-family Housing Revenue
   Obligation Securities Huntington Common
   Series 1997A
      09-01-27                                 7.50        5,000,000          4,520,250
Kennebunk Special Obligation Revenue Bonds
   Series 1999A
      07-01-24                                 7.00        4,750,000          4,172,685
Total                                                                         8,692,935

Maryland (0.9%)
Frederick County Economic Refunding Revenue Bonds
   Alumax Series 1992
      04-01-17                                 7.25        9,880,000         10,175,412
Frederick County Obligation Special Tax Revenue Bonds
   Urbana Community Development Authority Series 1998
      07-01-25                                 6.63        6,000,000          5,539,800
Harford County Industrial Development Revenue Bonds
   Dorsey
      04-16-05                                 8.00          411,000            411,612
Prince George's County Hospital Revenue Bonds
   Dimensions Health Series 1992
      07-01-17                                 7.25       11,400,000         12,118,200
      07-01-22                                 7.00        7,000,000          7,406,770
State Transportation Authority Facility
   Capital Appreciation Revenue Bonds
   Zero Coupon Series 1992 (FGIC Insured)
      07-01-10                                 6.33        3,000,000(d)       1,707,180
      07-01-11                                 6.33        6,700,000(d)       3,578,269
State Transportation Authority Facility
   Revenue Bonds Zero Coupon
   Series 1992 (FGIC Insured)
      07-01-12                                 6.35        5,000,000(d)       2,499,850
Total                                                                        43,437,093

Massachusetts (3.0%)
Bay Transportation Authority Refunding Revenue Bonds
   Series 1994A (MBIA Insured)
      03-01-12                                 6.00        8,000,000          8,126,756
Health & Educational Facilities Authority
   Revenue Bonds Berkshire Health Systems
   Series C
      10-01-11                                 5.90        1,700,000          1,554,531
      10-01-20                                 6.00        4,000,000          3,421,040
Health & Educational Facilities Authority
   Revenue Bonds Beverly Hospital Inverse Floater
   (MBIA Insured)
      06-18-20                                 7.92        8,000,000(c)       7,080,000
Health & Educational Facilities Authority
   Revenue Bonds Charlton Memorial Hospital
   Series 1991B
      07-01-13                                 7.25        6,455,000          6,740,892
Health & Educational Facilities Authority
   Revenue Bonds Holyoke Hospital
   Series B
      07-01-15                                 6.50          500,000            450,460
Industrial Finance Agency Pollution Control
   Refunding Revenue Bonds Eastern Edison
   Series 1993
      08-01-08                                 5.88        4,250,000          4,175,413
Industrial Finance Agency Resource Recovery
   Revenue Bonds SEMASS Series 1991A
      07-01-15                                 9.00       18,885,000         19,960,690
Industrial Finance Agency Resource Recovery
   Revenue Bonds SEMASS Series 1991B A.M.T.
      07-01-15                                 9.25       24,700,000         26,105,676
Municipal Wholesale Electric Power
   Supply System Pre-refunded Revenue Bonds
   Series 1992B
      07-01-17                                 6.75       10,130,000         10,671,246
Municipal Wholesale Electric Power
   Supply System Revenue Bonds
   Series 1993A Inverse Floater (AMBAC Insured)
      07-01-18                                 7.12        6,500,000(c)       5,460,000
State Health & Educational Facilities Authority
   Refunding Revenue Bonds Christopher House
   Series 1999A
      01-01-29                                 6.88        5,000,000          4,467,950
State Industrial Finance Agency Assisted Living
   Facility Revenue Bonds Marina Bay LLC
   Series 1997 A.M.T.
      12-01-27                                 7.50        2,000,000          1,946,780
State Industrial Finance Agency Assisted Living
   Facility Revenue Bonds Newton Group Properties LLC
   Series 1997 A.M.T.
      09-01-27                                 8.00        4,300,000          4,392,536
Water Resource Authority General
   Refunding Revenue Bonds Series 1992B
      11-01-15                                 5.50       22,175,000         21,392,444
Water Resource Authority General
   Revenue Bonds Series 1992A
      07-15-19                                 6.50        3,500,000          3,772,090
Water Resource Authority General
   Revenue Bonds Series 1993B-95B
   (MBIA Insured)
      12-01-25                                 5.00        9,000,000          7,676,190
Water Resource Authority General
   Revenue Bonds Series B (MBIA Insured)
      03-01-22                                 5.00       10,000,000          8,640,700
Total                                                                       146,035,394

Michigan (4.1%)
Chippewa Valley Schools Unlimited Tax
   General Obligation Refunding Bonds
   Series 1998 (AMBAC Insured)
      05-01-23                                 4.75       14,240,000         11,700,723
Concord Academy Certificate of Participation Series 1998
      10-01-19                                 7.00        1,000,000            893,750
Countryside Charter School
   Full Term Certificates of Participation
   Berrien County Series 1999
      04-01-29                                 7.00        2,635,000          2,332,845
Crawford County Economic Development Corporation
   Environmental Improvement Revenue Bonds
   Weyerhaeuser Series 1991A
      07-25-07                                 7.13       10,800,000         11,448,000
Detroit Unlimited Tax General Obligation Bonds
   Series 1993
      04-01-14                                 6.35        5,280,000          5,422,718
Detroit Unlimited Tax General Obligation Bonds
   Series 1995A
      04-01-15                                 6.80        1,375,000          1,482,718
Lincoln Consolidated School District Unlimited Tax
   General Obligation Refunding Bonds (FGIC Insured)
      05-01-18                                 5.85        6,455,000          6,687,897
Livingston Academy Certificate of Participation
   Series 1999
      05-01-29                                 7.00        3,080,000          2,758,202
Midland  County  Economic  Development  Corporation
   Pollution  Control  Limited Obligation Refunding Revenue
   Bonds Midland Cogeneration Series 1990 A.M.T.
      07-23-09                                 9.50       35,200,000         35,976,160
Midland County Economic Development Corporation
   Pollution Control Limited Obligation Refunding Revenue
   Bonds Midland Cogeneration Series 1990C
      07-23-09                                 8.50       18,900,000         19,302,381
Plymouth Educational Center Certificates of Participation
      07-01-29                                 7.00        7,875,000          7,157,981
State Hospital Finance Authority
   Hospital Pre-refunded Revenue Bonds
   McLaren Obligated Group Series 1991A
      09-15-21                                 7.50        7,500,000          7,888,875
State Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Sinai Hospital of Greater Detroit Series 1995
      01-01-26                                 6.70        3,000,000          2,620,050
State Hospital Finance Authority
   Refunding Revenue Bonds
   Detroit Medical Center
   Series 1993A
      08-15-18                                 6.50       10,000,000          8,697,700
State Hospital Finance Authority
   Refunding Revenue Bonds
   Greater Detroit Sinai Hospital Series 1995
      01-01-16                                 6.63        2,750,000          2,471,480
State Hospital Finance Authority
   Revenue Bonds Central Michigan Community Hospital
      10-01-27                                 6.25        2,095,000          1,757,475
State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds Ford Motor
   Series 1991A
      02-01-06                                 7.10       16,400,000         17,821,224
Strategic Fund Environmental Improvement Limited
   Obligation Refunding Revenue Bonds
   Crown Paper Company Series 1997B
      08-01-12                                 6.25        1,100,000            819,500
Strategic Fund Limited Obligation Refunding
   Revenue Bonds Detroit Edison
   Series 1995AA (MBIA Insured)
      09-01-25                                 6.40       12,000,000         12,273,240
Strategic Fund Limited Obligation Refunding
   Revenue Bonds Great Lakes Pulp & Fibre
   Series 1994 A.M.T.
      12-01-27                                 5.00       24,532,114(b)       5,397,065
Summit Academy Certificates of Participation
   Junior High School Facility Series 1999
      09-01-29                                 7.00        4,000,000          3,539,560
Summit Academy Certificates of Participation Series 1998
      08-01-18                                 7.00        2,500,000          2,256,225
Troy City Downtown Development Authority
   County of Oakland Development Bonds
   Series 1995A (Asset Guaranty)
      11-01-18                                 6.38        1,000,000          1,017,930
Van Buren Township Tax Increment Revenue Bonds
   Series 1994
      10-01-16                                 8.40        3,955,000          4,294,853
Wayne County Charter Airport
   Revenue Bonds Detroit Metropolitan Airport
   Series 1998B (MBIA Insured)
      12-01-23                                 4.88        9,940,000          8,246,820
Wayne County Charter Special Airport Facilities
   Revenue Bonds Northwest Airlines
   Series 1999 A.M.T.
      12-01-29                                 6.00        8,235,000          6,800,710
Wayne County Special Airport Facilities
   Refunding Revenue Bonds Northwest Airlines
   Series 1995
      12-01-15                                 6.75       11,265,000         10,755,822
Total                                                                       201,821,904

Minnesota (4.7%)
Anoka County Housing & Redevelopment Authority
   Revenue Bonds Epiphany Assisted Living LLC
      12-01-29                                 7.40        4,000,000          3,744,600
Becker Solid Waste Disposal Facility Revenue Bonds
   Liberty Paper Series 1994B A.M.T.
      08-01-15                                 9.00       15,800,000         16,027,361
Bloomington Health Care Facility Revenue Bonds
   Friendship Village of Bloomington Series 1992
      04-01-02                                 8.50        1,655,000          1,680,322
Fergus Falls Health Care Facilities Revenue Bonds
   LRHC Long-term Care Facility Series 1995
      12-01-25                                 6.50        1,530,000          1,408,243
Fridley Senior Housing Revenue Bonds
   Banfill Crossing Homes Series 1999
      09-01-34                                 6.75        7,000,000          6,331,500
Little Canada Multi-family Housing Revenue Bonds
   Housing Alternatives Development Company
   Series 1997A
      12-01-27                                 6.25        1,755,000          1,587,433
Mahtomedi Multi-family Housing Revenue Bonds
   Briarcliff A.M.T.
      06-01-36                                 7.35        1,995,000          1,950,651
Maplewood Elder Care Facilities Revenue Bonds Care
   Institute Series 1994
      01-01-24                                 7.75        7,830,000          7,379,618
Maplewood Multi-family Housing Refunding Revenue
   Bonds Carefree Cottages of Maplewood III
   Series 1995 A.M.T.
      11-01-32                                 7.20        4,875,000          4,613,505
Mille Lacs Capital Improvement Authority Infrastructure
   Revenue Bonds Series 1992A
      11-01-12                                 9.25        4,150,000          4,651,445
Minneapolis Housing & Healthcare Facility Revenue Bonds
   Augustana Chapel View Homes Incorporated Series 1997
      06-01-22                                 6.70        1,885,000          1,694,879
      06-01-27                                 6.75        2,640,000          2,363,460
Richfield Multi-family Housing Refunding Revenue
   Bonds Village Shores Apartments Series 1996
      08-01-31                                 7.63        4,865,000          4,696,379
Richfield Senior Housing
   Revenue Bonds Series 2000A
      02-01-35                                 7.75       11,000,000         10,721,040
Robbinsdale Multi-family Housing Revenue Bonds
   Copperfield Hill Series 1996A
      12-01-31                                 7.35        3,500,000          3,312,295
Rochester Multi-family Housing Development
   Revenue Bonds Wedum Shorewood Campus
      06-01-36                                 6.60       10,000,000          8,997,900
Roseville Housing Facilities Nursing Home
   Refunding Revenue Bonds College Properties
   Series 1998
      10-01-28                                 5.88        7,500,000          5,905,575
Sartell Health Care & Housing Facilities Revenue Bonds
   The Foundation for Health Care Continuums
   Series 1999A
      09-01-29                                 6.63        4,000,000          3,510,520
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue Bonds
   Series 1992
      01-01-18                                 5.75       32,210,000         30,669,073
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue Bonds
   Zero Coupon Series 1994A (MBIA Insured)
      01-01-21                                 6.81       13,500,000(d)       3,841,695
Southern Minnesota Municipal Power Agency
   Power Supply System Revenue Bonds
   Zero Coupon Series 1994A (MBIA Insured)
      01-01-22                                 6.73       17,500,000(d)       4,665,325
      01-01-23                                 6.73       27,500,000(d)       6,880,775
      01-01-24                                 6.82       19,960,000(d)       4,686,209
      01-01-25                                 6.81       27,500,000(d)       6,057,150
      01-01-26                                 6.81       27,500,000(d)       5,695,525
      01-01-27                                 6.82       12,450,000(d)       2,424,638
St. Louis Park Health Care Facilities
   Revenue Bonds Health System Minnesota
   Obligated Group Inverse Floater
   (AMBAC Insured)
      07-01-13                                 7.33       18,000,000(c)      15,299,999
St. Louis Park Health Care Facilities
   Refunding Revenue Bonds
   Inverse Floater (AMBAC Insured)
      07-01-05                                 4.60       20,400,000(c)      19,637,856
St. Louis Park Multi-family Housing Refunding
   Revenue Bonds Park Boulevard Towers
   Series 1996A
      04-01-31                                 7.00       11,280,000         10,932,802
St. Paul Housing & Redevelopment Authority Health
   Care Facilities Revenue Bonds Lyngblomsten
   Care Center Series 1993A
      11-01-06                                 7.13        1,465,000          1,428,595
      11-01-17                                 7.13        2,550,000          2,456,441
St. Paul Housing & Redevelopment Authority Health
   Care Facilities Revenue Bonds Lyngblomsten
   Multi-family Rental Housing Series 1993B
      11-01-24                                 7.00        2,665,000          2,519,358
St. Paul Housing & Redevelopment Authority Lease
   Revenue Bonds Minnesota Business Academy Project
   Series 2000
      12-01-30                                 8.00        4,500,000          4,355,730
St. Paul Port Authority Redevelopment Multi-family
   Subordinate Refunding Revenue Bonds
   Burlington Apartments Series A
      02-01-31                                 8.63        3,770,000          3,592,697
St. Paul Port Authority Revenue Bonds
   Hotel Facilities Radisson Kellogg 2nd Series 1999
      08-01-29                                 7.38        6,500,000          6,153,680
Vadnais Heights Multi-family Housing Refunding
   Revenue Bonds Cottages of Vadnais Heights
   Series 1995 A.M.T.
      12-01-31                                 7.00        1,980,000          1,870,070
Washington County Housing & Redevelopment
   Authority Refunding Revenue Bonds Woodbury
   Multi-family Housing Series 1996
      12-01-23                                 6.95        4,740,000          4,534,426
Total                                                                       228,278,770

Mississippi (0.6%)
Gulfport Urban Renewal
   Multi-family Housing Revenue Bonds
   Woodchase Apartments Series 1998 A.M.T.
      12-01-28                                 6.75        3,075,000          2,676,572
Harrison County Waste Water Management District
   Refunding Bonds Series 1986
      02-01-15                                 5.00        4,250,000          3,964,613
Jackson Housing Authority
   Multi-Family Housing Revenue Bonds
   Lakeside Villas Apartments Series 1999D A.M.T.
      12-01-29                                 7.50        3,640,000          3,584,781
Jackson Industrial Development Revenue Bonds Dorsey
      04-16-05                                 8.00          343,000            345,130
Long Beach Urban Renewal Multi-family Housing
   Revenue Bonds Long Beach Square Apartments
   Series 1998 A.M.T.
      08-01-28                                 6.75        3,830,000          3,385,414
Lowndes County Solid Waste Disposal Pollution Control
   Refunding Revenue Bonds Weyerhaeuser Series 1989
   Inverse Floater
      04-01-22                                 6.70        4,000,000(c)       4,159,840
State Business Finance Pollution Control Revenue Bonds
   System Energy Resources Series 1999
      05-01-22                                 5.90       12,900,000         10,901,919
Total                                                                        29,018,269

Missouri (0.6%)
Regional Convention & Sports Complex Authority Bonds
   St. Louis Sponsor Series 1991B
      08-15-21                                 7.00        5,810,000          6,139,078
Sikeston Electric System Refunding Revenue Bonds
   Series 1992 (MBIA Insured)
      06-01-02                                 5.80        4,165,000          4,230,849
St. Louis Industrial Development Authority
   Refunding Revenue Bonds Kiel Center
   Multi-purpose Arena Series 1992 A.M.T.
      12-01-24                                 7.88       15,400,000         15,988,741
St. Louis Regional Convention & Sports Complex Authority
   Pre-refunded Revenue Bonds Series 1991C
      08-15-21                                 7.90          125,000            130,979
St. Louis Regional Convention & Sports Complex Authority
   Refunding Revenue Bonds Series 1991C
      08-15-21                                 7.90        2,575,000          2,789,086
Total                                                                        29,278,733

Nebraska (--%)
Omaha Public Power District Electric System
   Revenue Bonds Series 1986A
      02-01-15                                 6.00        1,370,000          1,371,123

Nevada (1.1%)
Clark County Collateralized Pollution Control Revenue Bonds
   Nevada Power A.M.T.
      10-01-09                                 7.80       11,850,000         12,043,984
Clark County Industrial Development Revenue Bonds
   Nevada Power Series 1990 A.M.T.
      06-01-20                                 7.80        5,000,000          5,084,700
Clark County Passenger Facility Charge Airport
   Refunding Revenue Bonds
   Las Vegas McCarran International Airport
   Series 1998 (MBIA Insured)
      07-01-22                                 4.75        9,000,000          7,366,590
Clark County Special Improvement District 121
   Local Improvement Bonds
   Southern Highlands Area Series 1999
      12-01-19                                 7.50       10,000,000          9,809,700
Las Vegas Redevelopment Agency Tax Increment
   Subordinate Lien Revenue Bonds Series 1994A
      06-15-10                                 6.00        2,000,000          1,979,180
      06-15-14                                 6.10        2,750,000          2,656,968
Las Vegas Special Improvement District 707
   Local Improvement Bonds
   Summerlin Area Series 1996
      06-01-16                                 7.10        5,925,000          6,146,951
Washoe County Hospital Revenue Bonds
   Washoe Medical Center Series 1993A
      06-01-15                                 6.00        7,250,000          6,986,535
Total                                                                        52,074,608

New Hampshire (2.2%)
Business Financial Authority Pollution Control
   & Solid Waste Disposal Refunding Revenue Bonds
   Crown Paper Company Series 1996
      01-01-22                                 7.75        4,255,000          3,255,075
Business Financial Authority Pollution Control
   Refunding Revenue Bonds United Illuminating
   Series 1993A
      10-01-33                                 5.88       13,200,000         11,411,664
Higher Education & Health Facilities Authority
   Lifecare Revenue Bonds Rivermead at Peterborough
   Retirement Community Series 1998
      07-01-18                                 5.63        1,365,000          1,093,706
      07-01-28                                 5.75        2,500,000          1,934,400
Industrial Development Authority Pollution Control
   Revenue Bonds State Public Service Series 1991B
      05-01-21                                 7.50       51,485,000         52,322,661
Industrial  Development  Authority  Pollution Control
   Revenue Bonds State Public
   Service Series 1991C A.M.T.
      05-01-21                                 7.65       25,000,000         25,508,250
State Higher Education & Health Facility Authority Hospital
   Revenue Bonds Hitchcock Clinic Series 1994
   (MBIA Insured)
      07-01-24                                 6.00       13,000,000         12,723,880
Total                                                                       108,249,636

New Jersey (0.2%)
Health Care Facility Finance Authority Revenue Bonds
   St. Peter Medical Center Series 1994F (MBIA Insured)
      07-01-16                                 5.00       10,000,000          8,995,900

New Mexico (2.0%)
Albuquerque Health Care System Revenue Bonds
   Lovelace Medical Fund
      03-01-11                                10.25           55,000             55,670
Bernalillo County Muti-family Housing Revenue Bonds
   Series 1997D
      04-01-27                                 7.70       14,695,000         11,756,000
Farmington Pollution Control Refunding Revenue Bonds
   Series 1996A-B
      12-01-16                                 6.30       10,000,000          9,433,100
Farmington Pollution Control Refunding Revenue Bonds
   Series 1997A
      10-01-20                                 6.95        4,000,000          3,819,760
Farmington Pollution Control Refunding Revenue Bonds
   State Public Service San Juan Series 1994A
      08-15-23                                 6.40       30,650,000         28,617,293
Farmington Power Refunding Revenue Bonds
   Generating Division
      01-01-13                                 9.88        5,000,000          5,998,800
Las Vegas Hospital Facility Refunding Revenue Bonds
   Northeastern Regional Hospital Series 1987
      08-01-13                                 9.63        5,195,000          5,259,106
Lordsberg Pollution Control Refunding Revenue Bonds
   Phelps Dodge
      04-01-13                                 6.50       20,000,000         20,253,400
Sandoval County Multi-family Housing
   Refunding Revenue Bonds Meadowlark Apartments
   Series 1998A A.M.T.
      07-01-38                                 6.38       11,300,000         10,192,374
Sandoval County Multi-family Housing
   Refunding Revenue Bonds Meadowlark Apartments
   Series 1998B A.M.T.
      07-01-01                                 6.38        1,000,000            992,340
Santa Fe County Lifecare Revenue Bonds
   El Castillo Retirement Series 1998A
      05-15-15                                 5.50        1,000,000            822,660
      05-15-25                                 5.63        2,500,000          1,922,800
Total                                                                        99,123,303

New York (6.4%)
Battery Park City Authority Refunding Revenue Bonds
   Series 1993A
      11-01-10                                 5.50        9,940,000          9,939,503
Dormitory Authority New York City University System
   Consolidated 2nd Generation Resource Revenue Bonds
   Series 1990C
      07-01-16                                 6.00       27,230,000         26,979,212
      07-01-17                                 5.00       20,820,000         18,050,940
Dormitory Authority New York City University System
   Consolidated 2nd Generation Resource Revenue Bonds
   Series 1990D
      07-01-09                                 7.00        5,000,000          5,358,850
Dormitory Authority New York Court Facility Lease
   Revenue Bonds Series 1993A
      05-15-16                                 5.38       11,000,000         10,026,170
Dormitory Authority New York State
   University Education Facility Revenue Bonds
   Series 1993A
      05-15-13                                 5.50       24,530,000         24,084,045
Huntington Housing Authority Senior Housing
   Facilities Revenue Bonds Gurwin Jewish Senior
   Residences Series 1999A
      05-01-39                                 6.00        2,000,000          1,550,880
New York & New Jersey Port Authority Special
   Obligation Revenue Bonds KIAC Partners
   4th Series 1996 A.M.T.
      10-01-19                                 6.75        3,500,000          3,460,520
New York City General Obligation Bonds Series 1996F-G
      02-01-19                                 5.75        5,500,000          5,280,770
      02-01-20                                 5.75        2,325,000          2,227,164
New York City General Obligation Bonds Series 1998H
      08-01-22                                 5.00       15,000,000         12,717,750
New York City Industrial Development Agency
   Civic Facilities Revenue Bonds Touro College
   Series 1999A
      06-01-29                                 6.35        6,250,000          5,677,063
New York City Municipal Water Finance Authority
   Water & Sewer System Refunding Revenue Bonds
   Series 1991A
      06-15-21                                 6.25       27,530,000         27,818,514
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds
   Series 1994B Inverse Floater (MBIA Insured)
      06-15-09                                 6.88       15,500,000(c)      14,725,000
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds Series B
      06-15-17                                 5.00        6,255,000          5,611,548
New York City Unlimited Tax General Obligation
   Bonds Series 1996G
      02-01-17                                 5.75       20,000,000         19,455,400
New York City Unlimited Tax General Obligation
   Bonds Series 1998F
      08-01-23                                 5.00        7,235,000          6,103,952
New York City Unlimited Tax General Obligation
   Pre-refunded Bonds Series 1994B-1
      08-15-16                                 7.00       16,500,000         17,863,560
Port Authority  Special  Project  Bonds La Guardia
   Airport  Passenger  Terminal
   Continental & Eastern Airlines A.M.T.
      12-01-06                                 9.00        2,645,000          2,733,819
Port Authority  Special  Project  Bonds La Guardia
   Airport  Passenger  Terminal
   Continental & Eastern Airlines Series 2 A.M.T.
      12-01-10                                 9.00        8,800,000          9,095,504
      12-01-15                                 9.13       17,500,000         18,112,325
State Dormitory Authority New York City University System
   Consolidated 2nd Generation Resource Revenue Bonds
   Series 1994A
      07-01-18                                 5.75        5,500,000          5,420,745
State Housing Finance Agency Service Contract Obligation
   Revenue Bonds Series 1995A
      03-15-25                                 6.50       12,475,000         13,462,025
State Housing Finance Agency State University Construction
   Refunding Bonds Series 1986A
      05-01-13                                 6.50        3,500,000          3,801,000
State Medical Care Facilities Finance Agency
   Mental Health Services Improvement Refunding
   Revenue Bonds Series 1993D
      08-15-23                                 5.25       15,000,000         12,960,300
State Medical Care Facilities Finance Agency
   Mental Health Services Un-refunded Revenue Bonds
      02-15-19                                 5.25        5,790,000          5,115,291
State Urban Development Capital Correctional
   Facilities Refunding Revenue Bonds Series 1994A
      01-01-21                                 5.25       12,110,000         10,603,395
State Urban Development Correctional Facility
   Refunding Revenue Bonds Series A
      01-01-16                                 5.50        2,750,000          2,582,773
State Urban Development Correctional Facility
   Revenue Bonds Series 6
      01-01-25                                 5.38        9,000,000          7,945,290
State Urban Development Correctional Facility
   Sub Lien Revenue Bonds Series 1996
      07-01-26                                 5.60        6,630,000          6,043,775
Total                                                                       314,807,083

North Carolina (4.1%)
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1986A
      01-01-17                                 5.00        6,500,000          5,950,382
      01-01-18                                 4.00        8,675,000          6,975,828
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1988A
      01-01-26                                 6.00        1,940,000          1,972,902
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1989A
      01-01-10                                 7.50       29,160,000         32,783,343
      01-01-11                                 5.50       37,800,000         35,321,454
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1991A
      01-01-19                                 5.75       55,000,000         49,007,751
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1993B
      01-01-12                                 6.25       24,655,000         24,413,381
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1994B
      01-01-07                                 7.25        5,000,000          5,307,050
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 2000
   Inverse Floater (MBIA Insured)
      01-01-13                                10.87        4,000,000(c)       3,952,760
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series B
      01-01-09                                 6.13       10,000,000          9,963,100
Eastern Municipal Power Agency Power System
   Revenue Bonds Series 1993D
      01-01-13                                 5.88        2,300,000          2,183,252
Municipal Power Agency 1 Catawba Electric
   Revenue Bonds Series 1993
   Inverse Floater (MBIA Insured)
      01-01-12                                 7.22        7,400,000(c)       7,039,250
      01-01-20                                 7.42       15,000,000(c)      13,162,500
State Medical Care Community Hospital Refunding
   Revenue Bonds Pitt County Memorial Hospital
   Series 1998A (MBIA Insured)
      12-01-28                                 4.75        5,730,000          4,554,548
Total                                                                       202,587,501

North Dakota (0.3%)
Fargo Hospital Refunding Revenue & Improvement Bonds
   Dakota Hospital Series 1992
      11-15-12                                 6.88        3,000,000          3,168,300
      11-15-22                                 7.00        4,250,000          4,500,028
Ward County Health Care Facilities
   Refunding Revenue Bonds Trinity Group Series 1996A
      07-01-26                                 6.25        6,110,000          5,293,276
Ward County Health Care Facilities Refunding
   Revenue Bonds Trinity Obligated Group
   Series 1996B
      07-01-21                                 6.25        4,000,000          3,545,360
Total                                                                        16,506,964

Ohio (2.7%)
Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Cleveland Electric Company Series 1997B
      08-01-20                                 6.00       10,000,000          8,927,000
Bellefontaine Hospital Facility
   Refunding Revenue Bonds
   Mary Rutan Health Association of Logan County
   Series 1993
      12-01-13                                 6.00        5,330,000          4,777,172
Butler County Hospital Facility Improvement
   Refunding Revenue Bonds
   Fort Hamilton-Hughes Memorial Center
   Series 1991
      01-01-10                                 7.50        9,800,000         10,065,678
Carroll Water & Sewer District
   Unlimited Tax General Obligation Bonds
      12-01-10                                 6.25        1,795,000          1,792,954
Carroll Water & Sewer District
   Water System Improvement Unlimited Tax
   General Obligation Bonds
      12-01-10                                 6.25        7,340,000          7,354,386
Cleveland Parking Facilities Improvement
   Revenue Bonds Series 1992
      09-15-22                                 8.10       15,000,000         16,232,250
Coshocton County Solid Waste Disposal
   Refunding Revenue Bonds
   Stone Container Series 1992
      08-01-13                                 7.88       17,500,000         17,848,775
Cuyahoga County Health Care Facilities
   Lifecare Refunding Revenue Bonds
   Judson Retirement Community Series 1996A
      11-15-13                                 7.25        2,080,000          2,046,658
Cuyahoga County Health Care Facilities
   Refunding Revenue Bonds
   Judson Retirement Community Series A
      11-15-18                                 7.25        4,130,000          4,019,853
Erie County Hospital Improvement Refunding
   Revenue Bonds Firelands Community Hospital
   Series 1992
      01-01-15                                 6.75        6,540,000          6,632,606
Franklin County Health Care Facilities
   Refunding Revenue Bonds
   Lutheran Senior City Incorporated
   Series 1999
      12-15-28                                 6.13        4,705,000          3,835,469
Franklin County Multi-family Housing
   Refunding Revenue Bonds
   Jefferson Chase Apartments Series 1998B A.M.T.
      11-01-35                                 6.40        1,465,000          1,298,517
Franklin County Multi-family Housing
   Refunding Revenue Bonds
   West Bay Apartments A.M.T.
      12-01-25                                 6.38        8,280,000          7,595,327
Lorain County Independent Living & Hospital Facilities
   Refunding Revenue Bonds Elyria United Methodist
   Series 1996C
      06-01-22                                 6.88        3,100,000          2,968,219
Marion County Health Care Facilities
   Improvement Refunding Revenue Bonds
   United Church Homes Series 1993
      11-15-10                                 6.38        1,880,000          1,753,608
Marion County Health Care Facilities
   Refunding & Improvement Revenue Bonds
   United Church Homes Series 1993
      11-15-15                                 6.30        1,800,000          1,594,458
State Water & Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995
      08-01-25                                 7.70       13,000,000         13,597,090
State Water & Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Ohio Edison Series 1993A
      05-15-29                                 5.95       13,300,000         11,740,176
State Water Development Authority Pollution Control
   Refunding Revenue Bonds Toledo Edison
   Series 1994A A.M.T.
      10-01-23                                 8.00       10,000,000         10,559,400
Total                                                                       134,639,596

Oklahoma (1.2%)
Grand River Dam Authority Refunding Revenue Bonds
   Series 1987
      06-01-12                                 5.00       10,105,000          9,614,301
Hinton Economic Development Authority
   Certificate of Participation
   Dominion Leasing Series 1990A
      07-01-15                                 9.75       19,090,000         20,212,492
Hinton Economic Development Authority
   Certificate of Participation
   Series 1994
      07-01-15                                 8.75       11,135,000         11,780,719
Jackson County Hospital Authority
   Refunding Revenue Bonds
   Jackson County Memorial Hospital Series 1994
      08-01-15                                 7.30        6,580,000          6,107,753
Midwest City Memorial Hospital Authority Hospital
   Revenue Bonds Series 1992
      04-01-22                                 7.38        7,815,000          8,261,315
Stillwater Medical Center Authority
   Hospital Revenue Bonds Series 1997B
      05-15-19                                 6.50        1,750,000          1,555,820
Total                                                                        57,532,400

Oregon (0.7%)
Clackamas County Hospital Facilities Authority
   Revenue Bonds Senior Living Facility
   Mary's Woods at Marylhurst Series 1999A
      05-15-29                                 6.63        4,000,000          3,569,200
State Health Housing Educational & Cultural Facilities
   Authority Revenue Bonds Oregon Baptist Retirement
   Homes-Weidler Retirement Center Series 1995
      11-15-26                                 8.00        7,565,000          7,743,004
Western Generation Agency Revenue Bonds
   Wauna Cogeneration Series 1994A
      01-01-21                                 7.13       13,600,000         13,738,040
Western Generation Agency Revenue Bonds
   Wauna Cogeneration Series 1994B A.M.T.
      01-01-16                                 7.40        9,000,000          9,204,930
Total                                                                        34,255,174

Pennsylvania (2.7%)
Allegheny County Industrial Development Authority
   Environment Improvement Revenue Bonds
   USX Corporation Series 1994A
      12-01-20                                 6.70        6,000,000          5,901,660
Beaver County Industrial Development Authority
   Collateralized Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995
      05-01-25                                 7.63        7,500,000          7,821,600
Beaver County Industrial Development Authority
   Collateralized Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995A
      07-15-25                                 7.75       21,150,000         22,224,420
Beaver County Industrial Development Authority
   Collateralized Pollution Control Refunding Revenue Bonds
   Toledo Edison Series 1995A
      05-01-20                                 7.75       14,000,000         14,863,800
Beaver County Industrial Development Authority
   Pollution Control Revenue Bonds
   Toledo Edison-Beaver Valley Series 1995
      05-01-20                                 7.63       11,700,000         12,185,433
Butler County Industrial Development Authority Health Care
   Refunding Revenue Bonds Pittsburgh Lifetime Care
   Community Sherwood Oaks Series 1993
      06-01-11                                 5.75        2,000,000          1,904,520
      06-01-16                                 5.75        3,000,000          2,767,020
Convention Center Authority Refunding Revenue Bonds
   Philadelphia Series 1994A
      09-01-19                                 6.75        5,300,000          5,385,436
Delaware County Authority 1st Mortgage Revenue Bonds
   Riddle Village Series 1996
      06-01-26                                 7.00       10,000,000          9,244,600
Harrisburg Dauphin County General Obligation Bonds
   Zero Coupon Series 1997F (AMBAC Insured)
      09-15-20                                 5.50        3,000,000(d)         852,270
      09-15-21                                 5.52        1,000,000(d)         268,100
      09-15-22                                 5.52        1,000,000(d)         250,940
Montgomery County Higher Education & Health Authority
   Revenue Bonds Temple Continuing Care Center
   Series 1999
      07-01-29                                 6.75       10,000,000          8,616,100
Philadelphia Gas Works Revenue Bonds Series 13
      06-15-21                                 7.70        4,150,000          4,354,678
Philadelphia Municipal Authority Lease
   Refunding Revenue Bonds Series 1993D
      07-15-13                                 6.25        2,500,000          2,462,450
      07-15-17                                 6.30        1,550,000          1,497,951
Philadelphia Water & Sewer Revenue Bonds Series 16
      08-01-18                                 7.00       14,000,000         14,356,300
Philadelphia Water & Wastewater Revenue Bonds
   Series 1993 (FSA Insured)
      06-15-15                                 5.50       11,000,000         10,927,639
Wilkins Industrial Development Authority Revenue Bonds
   Retirement Community Longwood at Oakmont
   Series 1991A
      01-01-21                                10.00        8,495,000          8,989,239
Total                                                                       134,874,156

South Carolina (0.9%)
Cherokee County Spring City Industrial Development
   Revenue Bonds Knitting Cluett Peabody
      09-01-09                                 7.40        5,200,000          5,763,888
Jobs Economic Development Authority
   1st Mortgage Health Facilities Nursing Home Refunding
   Revenue Bonds Lutheran Homes Series 1998
      05-01-26                                 5.70        5,235,000          4,005,089
Jobs Economic Development Authority
   1st Mortgage Health Facilities Revenue Bonds
   Westly Commons Project
   Series 2000
      10-01-31                                 8.00       10,000,000          9,537,000
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds Series 1986B
      01-01-24                                 5.75        7,550,000          6,315,726
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds Series 1998A
   (MBIA Insured)
      01-01-25                                 4.75        5,000,000          4,032,000
Public Service Authority Electric System
   Revenue Bonds Santee Cooper
   Series 1993A Inverse Floater (MBIA Insured)
      06-28-13                                 7.55       17,700,000(c)      16,726,500
Total                                                                        46,380,203

South Dakota (0.6%)
Heartland Consumers Power District Electric System
   Refunding Revenue Bonds Series 1986
      01-01-10                                 6.00       10,205,000         10,428,285
Sioux Falls Multi-family Housing Revenue Bonds
   Series 1996A
      12-01-34                                 7.50       12,165,000         11,801,024
State Lease Revenue Trust Certificates Series 1993
   (CGIC Insured)
      09-01-17                                 6.70        7,260,000          8,022,663
Total                                                                        30,251,972

Tennessee (0.4%)
Nashville & Davidson Counties Health & Education
   Facilities 1st Mortgage Revenue Bonds
   Blakeford at Green Hills CCRC
      07-01-24                                 9.25       12,230,000         14,159,038
Nashville & Davidson Counties Health & Education
   Facilities Board Revenue Bonds
   Zero Coupon Escrowed to Maturity
      06-01-21                                 5.38       29,109,000(d)       6,863,320
Total                                                                        21,022,358

Texas (7.7%)
Alliance Airport Authority Special Facility Revenue Bonds
   American Airlines Series 1990 A.M.T.
      12-01-29                                 7.50       37,400,000         37,873,111
Austin Combined Utilities System Refunding Revenue Bonds
   Series 1986
      11-15-13                                 5.00       19,985,000         18,071,236
Board of Regents of the University System General
   Refunding Revenue Bonds Series 1986
      08-15-07                                 6.50        2,565,000          2,693,994
Brazos River Authority Collateralized Pollution Control
   Revenue Bonds Texas Utility Electric
   Series 1991A A.M.T.
      03-01-21                                 7.88       24,450,000         25,263,941
Carrol Independent School District
   Unlimited General Obligation Bonds
   Series 1998A (Permanent School Fund Guarantee)
      02-15-23                                 4.50        5,825,000          4,578,974
Castlewood Municipal Utility District Water &
   Sewer Systems Unlimited Tax & Refunding Revenue Bonds
   Series 1997
      04-01-14                                 6.75        2,780,000          2,777,192
Colony Municipal Utility District 1 Denton County
   Series 1980
      08-01-07                                 9.25        1,000,000          1,235,560
Crowley Independent School District
   Unlimited General Obligation Bonds
   (Permanent School Fund Guarantee)
      08-01-27                                 5.13        6,000,000          5,210,100
Dallas & Fort Worth International Airport Special Facility
   Revenue  Bonds American Airlines Series 1990 A.M.T.
      11-01-25                                 7.50       26,200,000         26,519,116
Dallas & Fort Worth International Airport Special Facility
   Revenue  Bonds American Airlines Series 1999 A.M.T.
      05-01-35                                 6.38       11,415,000         10,364,021
Dallas & Fort Worth International Airport Special Facility
   Revenue Bonds Delta Air Lines Series 1991 A.M.T.
      11-01-26                                 7.13       13,500,000         13,523,085
Denison Hospital Authority Hospital Revenue Bonds
   Texoma Medical Center Series 1994
      08-15-24                                 7.10        3,950,000          3,963,282
Fate Higher Education Facilities
   Revenue Bonds North Hills School Project
   Series 2000
      12-01-25                                 7.75        6,000,000          6,053,520
Harris County Health Facilities Hospital Revenue Bonds
   Memorial Hospital Series 1992
      06-01-15                                 7.13       16,000,000         16,882,400
Harris County Industrial Development Marine Terminal
   Refunding Revenue Bonds GATX Terminal Series 1992
      02-01-22                                 6.95       15,000,000         15,203,100
Hidalgo County Health Services Corporation
   Hospital Revenue Bonds Mission Hospital
   Series 1996
      08-15-26                                 6.88        7,880,000          7,420,281
Houston Water & Sewer System Junior Lien
   Capital Appreciation Refunding Revenue Bonds
   Zero Coupon Series 1998A (FSA Insured)
      12-01-25                                 5.34       30,000,000(d)       6,062,700
Interstate Municipal Utility District
   Unlimited Tax Bonds Harris County Series 1996
      09-01-21                                 6.75        3,020,000          3,081,910
Karnes County Public Facility Lease Revenue Bonds
      03-01-15                                 9.20       14,860,000         17,427,511
Katy Development Authority Metro Contract
   Revenue Bonds Sales Tax
   Series 1999A
      06-01-09                                 5.75       14,755,000         14,058,121
Keller Independent School District
   Unlimited General Obligation Bonds
   (Permanent School Fund Guarantee)
      08-15-30                                 5.00        8,345,000          7,024,237
Kings Manor Municipal Utility District
   Waterworks & Sewer Systems Combination
   Unlimited Tax & Revenue Bonds Series 1995
      03-01-18                                 6.88        2,470,000          2,532,540
Lubbock Health Facilities Development
   Corporation Fixed Rate 1st Mortgage Revenue Bonds
   Carillon Series 1999A
      07-01-29                                 6.50       20,145,000         16,948,190
Midland County Hospital District Revenue Bonds
   Series 1992
      06-01-16                                 7.50        3,025,000          3,186,565
Mineral Wells Independent School Districts Palo Pinto &
   Parker Counties Unlimited Tax General Obligation School
   Building & Refunding Bonds Series 1998
   (Permanent School Fund Guarantee)
      02-15-22                                 4.75        5,430,000          4,480,184
Montgomery County Municipal Utility District 42
   Unlimited General Obligation Bonds
   Waterworks & Sewer Systems
      09-01-23                                 6.88        2,035,000          2,010,763
Municipal Power Agency
   Refunding Revenue Bonds (MBIA Insured)
      09-01-09                                 5.25        8,000,000          7,895,680
Municipal Power Agency
   Revenue Bonds
      09-01-13                                 5.50        7,410,000          7,205,706
North Central Health Facilities Development Revenue
   Bonds Retirement Facility Northwest Senior Housing
   Series 1999A
      11-15-29                                 7.50       15,000,000         14,333,550
Richardson Independent School District
   Unlimited General Obligation Bond Series 1998C
   (Permanent School Fund Guarantee)
      02-15-25                                 4.75        4,470,000          3,645,821
Rio Grande City Consolidated Independent School District
   Public Facilities Lease Revenue Bonds Series 1995
      07-15-10                                 6.75        4,000,000          4,123,080
Sabine River  Authority  Collateralized  Pollution  Control
   Revenue Bonds Texas Utilities Electric
   Series 1990A A.M.T.
      02-01-20                                 8.13       30,500,000         31,154,835
West Side Calhoun County Navigation  District
   Solid Waste Disposal Revenue Bonds
   Union Carbide Chemical & Plastics Series 1991 A.M.T.
      03-15-21                                 8.20       17,550,000         18,154,247
Wichita County Health Facilities Development
   Refunding Revenue Bonds
   Rolling Meadows Series 1998A
      01-01-28                                 6.25       23,130,000         19,302,910
Total                                                                       380,261,463

Utah (2.0%)
Carbon County Solid Waste Disposal
   Refunding Revenue Bonds Sunnyside
   Cogeneration Series 1999A A.M.T.
      08-15-23                                 7.10       12,840,000         12,050,083
Carbon County Solid Waste Disposal
   Refunding Revenue Bonds Sunnyside
   Cogeneration Series 1999B A.M.T.
      08-15-24                                 6.82        3,920,000(b)         605,091
Eagle Mountain Special Assessment
   Revenue Bonds Special Improvement
   District 98-1 Series 1999
      12-15-12                                 6.25       12,105,000         11,058,644
Housing Finance Agency Single Family Mortgage
   Senior Bonds Series 1991C (FGIC Insured)
      07-01-11                                 7.30          185,000            188,571
      07-01-16                                 7.35          145,000            147,696
Hurricane Health Facilities Development Revenue Bonds
   Mission Health Services Series 1990
      07-01-20                                10.50        7,500,000          7,396,350
Intermountain Power Agency Power Supply
   Refunding Revenue Bonds Series 1993B Inverse Floater
      07-01-11                                 7.57        7,600,000(c)       7,248,500
Intermountain Power Agency Power Supply
   Refunding Revenue Bonds Series 1996C (MBIA Insured)
      07-01-17                                 5.70       46,000,000         44,899,679
Intermountain Power Agency Power Supply
   Refunding Revenue Bonds Series F (AMBAC Insured)
      07-01-13                                 5.00        5,000,000          4,614,900
Intermountain Power Agency Power Supply
   Revenue Bonds Series 1987A (MBIA Insured)
      07-01-12                                 5.00        8,000,000          7,462,320
Tooele County Pollution Control Refunding Revenue Bonds
   Laidlaw Environmental Services Incorporated
   Series 1997A A.M.T.
      07-01-27                                 7.55        4,000,000(b)         561,240
Total                                                                        96,233,074

Virginia (0.9%)
Fairfax County Economic Development Authority
   Educational Facilities Revenue Bonds
   Browne Academy Series 1998
      10-01-08                                 6.00        1,385,000          1,301,831
      10-01-23                                 6.45        5,200,000          4,750,772
Fairfax County Redevelopment & Housing Authority
   Multi-family Housing Revenue Bonds
   Burkeshire Commons Series 1996
      10-01-36                                 7.60       13,000,000         13,377,000
Hopewell City Industrial Development Authority
   Pollution Control Refunding Revenue Bonds
   Stone Container Series 1992
      05-01-10                                 8.25        3,170,000          3,279,048
Housing Development Authority Commonwealth
   Mortgage Bonds Series 1992A
      01-01-33                                 7.15       11,890,000         12,132,556
Upper Occoquan Sewer Authority Regional Sewer
   Revenue Bonds Series 1995A (MBIA Insured)
      07-01-29                                 4.75        9,500,000          7,653,960
Total                                                                        42,495,167

Washington (2.0%)
Chelan County Public Utility District 1
   Capital Appreciation Bonds
   Columbia River Rock Island Highway
   Zero Coupon Series 1997A
      06-01-27                                 5.74       22,685,000(d)       4,199,220
      06-01-29                                 5.74       24,595,000(d)       3,991,031
King County Housing Authority Pooled Housing
   Refunding Revenue Bonds Series 1995A
      03-01-26                                 7.20        4,000,000          3,898,920
Longview Industrial Development Corporation Solid Waste
   Revenue Bonds Weyerhaeuser Series 1991 A.M.T.
      02-01-13                                 7.45       20,000,000         20,600,400
Public Power Supply System Nuclear Project 1
   Refunding Revenue Bonds Bonneville Power Administration
   Series 1993A Inverse Floater (FSA Insured)
      07-01-11                                 7.72       25,000,000(c)      25,312,499
Public Power Supply System Nuclear Project 2
   Revenue Bonds Series 1994A
      07-01-11                                 5.38       10,000,000          9,663,500
Snohomish County Public Utility District 1
   Generation System Revenue Bonds Series 1986A
      01-01-20                                 5.00       17,750,000         15,965,593
State General Obligation
   Refunding Revenue Bonds
   Zero Coupon Series 1997A
      07-01-19                                 5.95       16,260,000(d)       5,042,714
State Housing Finance Commission
   Refunding Revenue Bonds Horizon House
   Series 1995A (Asset Guaranty)
      07-01-17                                 6.00        3,700,000          3,706,475
      07-01-27                                 6.13        3,845,000          3,878,336
Total                                                                        96,258,688

West Virginia (0.9%)
Kanawha County Pollution Control
   Revenue Bonds Union Carbide Series 1984
      08-01-04                                 7.35        3,000,000          3,190,440
Mason County Pollution Control
   Refunding Revenue Bonds Appalachian Power
   Series 1992J
      10-01-22                                 6.60       25,000,000         24,415,500
Princeton Hospital Revenue Bonds
   Community Hospital Association
   Series 1999
      05-01-29                                 6.10        5,095,000          4,157,469
Putnam County Pollution Control Revenue Bonds
   Appalachian Power Series C
      07-01-19                                 6.60       10,600,000         10,519,758
South Charleston Pollution Control Refunding
   Revenue Bonds Union Carbide Series 1985
      08-01-05                                 7.63        3,000,000          3,213,900
Total                                                                        45,497,067

Wisconsin (0.9%)
Health & Educational Facilities Authority
   Revenue Bonds St. Clare Hospital
      02-15-22                                 7.00       12,115,000         12,703,426
Madison Industrial Development
   Refunding Revenue Bonds Madison Gas & Electric
   Series 1992B
      10-01-27                                 6.70       19,300,000         20,168,692
State Health & Educational Facilities Authority
   Lifecare Revenue Bonds United Lutheran
   Program for the Aging - Luther Manor Series 1998
      03-01-28                                 5.70        3,250,000          2,507,603
State Health & Educational Facilities Authority
   Revenue Bonds FH Healthcare Development
   Series 1999
      11-15-28                                 6.25       10,000,000          8,420,700
Total                                                                        43,800,421

Wyoming (0.2%)
Natrona County Hospital Revenue Bonds
   Wyoming Medical Center
      09-15-10                                 8.13        6,500,000          6,692,595
State Farm Loan Board Capital Facilities
   Revenue Bonds Series 1994
      04-01-24                                 6.10        5,000,000          4,931,550
Total                                                                        11,624,145

Total municipal bonds
(Cost: $4,711,168,649)                                                   $4,767,777,666

Short-term securities (0.9%)
Issuer(f,g)                                Effective         Amount             Value(a)
                                             yield         payable at
                                                            maturity

Municipal notes
California Health Care
   Obligation Group V.R.
      07-01-15                                 4.15        4,400,000          4,400,000
California Health Facilities Authority
   (Sutter Healthcare) V.R. Series 1996B
      03-01-12                                 4.10        1,800,000          1,800,000
East Baton Rouge Louisiana Parish Pollution Control
   Revenue Bonds (Exxon) V.R. A.M.T.
      12-01-28                                 4.40        2,300,000          2,300,000
Irvine California Improvement Bonds
   Special Assessments District 97-17 V.R.
      09-02-23                                 4.15        4,500,000          4,500,000
Lincoln County Wyoming Pollution Control
   Revenue Bonds (Exxon) V.R.
      11-01-24                                 4.35        2,100,000          2,100,000
Minneapolis St. Paul Housing and Redevelopment
   Minnesota (Children's Hospital) V.R.
      08-15-25                                 4.45          900,000            900,000
Orange County California Improvement District 88
   Societe Generale V.R.
      09-02-18                                 4.15        9,800,000          9,800,000
Pennsylvania Higher Education Facilities Authority
   (Carnegie Mellon University) Series 1995B V.R.
      11-01-27                                 4.35        2,400,000          2,400,000
Sublette County Wyoming Pollution Control
   Revenue Bonds (Exxon) V.R. A.M.T.
      07-01-17                                 4.40        5,400,000          5,400,000
University of Michigan
   Refunding Revenue Bonds
   V.R. Series 1995A
      12-01-27                                 4.35        5,100,000          5,100,000
Washington State Public Power Supply System V.R.
      07-01-17                                 3.95        5,400,000          5,400,000

Total short-term securities
(Cost: $44,100,000)                                                         $44,100,000

Total investments in securities
(Cost: $4,755,268,649)(h)                                                $4,811,877,666

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. Item identified is in default as to payment of interest and/or principal.

(c) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the market short-term rates. Interest rate disclosed is the rate in effect on May 31, 2000. Inverse floaters in the aggregate represent 7.31% of the Portfolio's net assets as of May 31, 2000.

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA     --   ACA Financial Guaranty Corporation
AMBAC   --   American Municipal Bond Association Corporation
BIG     --   Bond Investors Guarantee
CGIC    --   Capital Guaranty Insurance Company
FGIC    --   Financial Guarantee Insurance Corporation
FHA     --   Federal Housing Authority
FNMA    --   Federal National Mortgage Association
FSA     --   Financial Security Assurance
GNMA    --   Government National Mortgage Association
MBIA    --   Municipal Bond Investors Assurance

(f) The following abbreviations may be used in the portfolio descriptions:

A.M.T.   --   Alternative Minimum Tax -- As of May 31, 2000, the value of securities subject to alternative minimum tax represented 16.39%
              of net assets.
B.A.N.   --   Bond Anticipation Note
C.P.     --   Commercial Paper
R.A.N.   --   Revenue Anticipation Note
T.A.N.   --   Tax Anticipation Note
T.R.A.N. --   Tax & Revenue Anticipation Note
V.R.     --   Variable Rate
V.R.D.B. --   Variable Rate Demand Bond
V.R.D.N. --   Variable Rate Demand Note

(g) The Portfolio is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2000.

(h) At May 31, 2000, the cost of securities for federal income tax purposes was approximately $4,755,269,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                          $221,769,000
Unrealized depreciation                                          (165,160,000)
                                                                 ------------
Net unrealized appreciation                                       $56,609,000

American
  Express(R)
 Funds

AXP High Yield Tax-Exempt Fund
200 AXP Financial Center
Minneapolis, MN  55474

TICKER SYMBOL
Class A: INHYX   Class B: IHYBX      Class C: N/A    Class Y: N/A


                                                               PRSRT STD AUTO
                                                                U.S. POSTAGE
                                                                    PAID
                                                                  AMERICAN
                                                                   EXPRESS



                                                                      AMERICAN
                                                                       EXPRESS
                                                                    (R)

                                                                S-6432 N (7/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.